Document and Entity Information	6 Months Ended
Dec. 31, 2011
Document Type	S-1
Amendment Flag	true
Document Period End Date	Dec 31, 2011
Entity Registrant Name	Li3 Energy, Inc.
Entity Central Index Key	0001334699
Entity Filer Category	Smaller Reporting Company
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Assets
Cash	$ 2,268,138	$ 952,401	$ 302,821
Deferred financing costs	0	103,250	0
Prepaid expenses and advances	111,482	41,809	56,476
Total current assets	2,379,620	1,097,460	359,297
Mineral rights	64,041,000	64,041,000	340,000
Other assets	21,711	0
Property and equipment	241,602	0	3,946
Total non- current assets	64,304,313	64,041,000	343,946
Total assets	66,683,933	65,138,460	703,243
Liabilities & Equity
Accounts payable	366,967	259,992	657,100
Accrued expenses	406,963	433,028	982,550
Finders' fees payable	160,000	0
Payable to related parties	11,213	110,986	10,671
Zero-coupon convertible debt, net of discount of $208,576 and $372,764, respectively	1,448,154	372,764
Zero-coupon convertible debt, net of accumulated amortization of $372,764 and $ 0 respectively.		372,764	0
Notes payable	95,000	95,000	95,000
Total current liabilities	2,488,297	1,271,770	1,745,321
Derivative liabilities-warrant instruments	6,830,711	15,244,754	8,029,728
Total liabilities	9,319,008	16,516,524	9,775,049
Commitments and contingencies
Equity:
Preferred stock, $0.001 par value, 10,000,000 shares authorized; 0 shares issued and outstanding	0	0	0
Common stock	322,209	279,914	74,625
Additional paid-in capital	63,238,456	58,307,796	7,095,961
Deficit accumulated during exploration stage	(30,421,533)	(35,461,774)	(16,242,392)
Total equity of Li3 Energy, Inc.	33,139,132	23,125,936	(9,071,806)
Non-controlling interest	24,225,793	25,496,000	0
Total equity	57,364,925	48,621,936	(9,071,806)
Total liabilities and equity	$ 66,683,933	$ 65,138,460	$ 703,243

Consolidated Balance Sheets [Parenthetical] (USD $)	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Accumulated depreciation on property and equipment (in dollars)	$ 24,651	$ 19,195	$ 15,249
Discount of zero-coupon convertible debt (in dollars)	208,576	372,764
Accumulated amortization, zero-coupon convertible debt (in dollars)		$ 372,764	$ 0
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	990,000,000	990,000,000	990,000,000
Common stock, shares issued	322,209,220	279,913,920	74,625,095
Common stock, shares outstanding	322,209,220	279,913,920	74,625,095

Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		72 Months Ended	78 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Dec. 31, 2011
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 2,278	$ 2,278
Cost of goods sold	0	0	0	0	0	0	1,182	1,182
Gross profit	0	0	0	0	0	0	1,096	1,096
Operating expenses:
Inventory impairment	0	0	0	0	0	0	1,469	1,469
Mineral rights impairment expense	0	4,070,000	0	4,070,000	4,120,000	4,718,785	8,838,785	8,838,785
Loss (gain) on settlements, net	0	(422,500)	0	(422,500)	1,497,500	0	1,497,500	1,497,500
Exploration expenses	2,984,020	36,644	3,452,262	309,286	560,075	2,335,779	2,895,854	6,348,116
General and administrative expenses	1,550,168	1,979,346	2,800,364	2,810,573	5,448,667	2,762,102	8,399,280	11,199,644
Total operating expenses	4,534,188	5,663,490	6,252,626	6,767,359	11,626,242	9,816,666	21,632,888	27,885,514
Other (income) expense:
Warrant modification expense	0	0	0	0	1,068,320	0	1,068,320	1,068,320
Change in fair value of derivative liability - warrant instruments	(4,654,915)	3,601,894	(11,603,559)	829,168	6,116,147	6,223,547	12,339,694	736,135
Loss on debt extinguishment	0	0	841,752	0				841,752
(Gain) loss on foreign currency translation	25,878	1,046	40,863	4,483	(1,383)	5,160	3,777	44,640
Interest income	(1,754)	(42)	(2,469)	(109)	(534)	(4,404)	(4,949)	(7,418)
Interest expense	166,549	2,557	700,753	4,501	410,590	7,713	423,140	1,123,893
Total other (income) expense	(4,464,242)	3,605,455	(10,022,660)	838,043	7,593,140	6,232,016	13,829,982	3,807,322
Net income (loss)	(69,946)	(9,268,945)	3,770,034	(7,605,402)	(19,219,382)	(16,048,682)	(35,461,774)	(31,691,740)
Net loss attributable to non-controlling interest	(1,270,207)	0	(1,270,207)	0				(1,270,207)
Net income (loss) attributable to LI3 Energy, Inc.	$ 1,200,261	$ (9,268,945)	$ 5,040,241	$ (7,605,402)				$ (30,421,533)
Basic and diluted loss per share (in dollars per share)	$ 0	$ (0.1)	$ 0.02	$ (0.09)	$ (0.16)	$ (0.19)
Weighted average number of common shares outstanding - basic and diluted (in shares)					123,690,841	83,014,592
Weighted average number of common shares outstanding
Basic (in shares)	322,152,698	91,137,984	304,987,248	86,923,286
Diluted (in shares)	338,775,945	91,137,984	321,318,365	86,923,286

Consolidated Statement of Changes in Stockholders' Equity (Deficit) (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Jun. 23, 2005	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Jun. 23, 2005	0
Stock issued for cash on June 24, 2005 at $0.000105 per share	35,526	(31,776)	0	0	3,750
Stock issued for cash on June 24, 2005 at $0.000105 per share (in shares)	35,526,336
Stock issued for cash on June 24, 2005 at $0.000105 per share	35,526	(31,776)	0	0	3,750
Stock issued for cash on June 24, 2005 at $0.000105 per share (in shares)	35,526,336
Net income (loss)	0	0	0	0	0
Balance at Jun. 30, 2005	71,052	(63,552)	0	0	7,500
Balance (in shares) at Jun. 30, 2005	71,052,672
Stock issued for cash on March 14, 2006 at $0.001056 per share	47,368	2,632	0	0	50,000
Stock issued for cash on March 14, 2006 at $0.001056 per share (in shares)	47,368,454
Net income (loss)	0	0	(14,068)	0	(14,068)
Balance at Jun. 30, 2006	118,420	(60,920)	(14,068)	0	43,432
Balance (in shares) at Jun. 30, 2006	118,421,126
Net income (loss)	0	0	(16,081)	0	(16,081)
Balance at Jun. 30, 2007	118,420	(60,920)	(30,149)	0	27,351
Balance (in shares) at Jun. 30, 2007	118,421,126
Stock issued for cash on February 7, 2008 at $0.019 per share	2,632	47,368	0	0	50,000
Stock issued for cash on February 7, 2008 at $0.019 per share (in shares)	2,631,595
Net income (loss)	0	0	(95,656)	0	(95,656)
Balance at Jun. 30, 2008	121,052	(13,552)	(125,805)	0	(18,305)
Balance (in shares) at Jun. 30, 2008	121,052,721
Net income (loss)	0	0	(67,905)	0	(67,905)
Balance at Jun. 30, 2009	121,052	(13,552)	(193,710)	0	(86,210)
Balance (in shares) at Jun. 30, 2009	121,052,721
October 2009, cancellation of former officer's shares	(71,052)	71,052	0	0	0
October 2009, cancellation of former officer's shares (in shares)	(71,052,626)
October 2009, stock issued to the chief executive officer for services at $0.0032 per share	1,500	3,300	0	0	4,800
October 2009, stock issued to the chief executive officer for services at $0.0032 per share (in shares)	1,500,000
Stock issued during period for private placement in November, value, issues one	6,400	1,018,222	0	0	1,024,622
Stock issued during period for private placement in November, shares, issues one (in shares)	6,400,000
Stock issued during period for private placement in November, value, issues two	2,120	299,447	0	0	301,567
Stock issued during period for private placement in November, shares, issues two (in shares)	2,120,000
November 2009, common stock sold in private placement offering at $0.25 per share, less offering cost totaling $31,243	1,820	234,944	0	0	236,764
November 2009, common stock sold in private placement offering at $0.25 per share, less offering cost totaling $31,243 (in shares)	1,820,000
Stock issued during period for private placement in December, value, issues one	1,900	260,222	0	0	262,122
Stock issued during period for private placement in December, shares, issues one (in shares)	1,900,000
Stock issued during period for private placement in December, value, issues two	1,760	167,361	0	0	169,121
Stock issued during period for private placement in december, shares, issues two (in shares)	1,760,000
December 2009, stock issued to a consultant for services at $0.61 per share	750	456,750	0	0	457,500
December 2009, stock issued to a consultant for services at $0.61 per share (in shares)	750,000
February 2010, stock issued to a consultant for services at $0.93 per share	375	348,375	0	0	348,750
February 2010, stock issued to a consultant for services at $0.93 per share (in shares)	375,000
Stock issued for acquisition of mineral rights	4,000	3,636,000	0	0	3,640,000
Stock issued for acquisition of mineral rights (in shares)	4,000,000
June 2010 common stock sold in private placement offering at $0.25 per share, less offering cost totaling $250,204	4,000	284,943	0	0	288,943
June 2010 common stock sold in private placement offering at $0.25 per share, less offering cost totaling $250,204 (in shares)	4,000,000
Stock options issued to consultant for services	0	114,783	0	0	114,783
Amortization of stock-based compensation	0	84,614	0	0	84,614
Stock issued by CEO to employees and director for services	0	129,500	0	0	129,500
Net income (loss)	0	0	(16,048,682)	0	(16,048,682)
Balance at Jun. 30, 2010	74,625	7,095,961	(16,242,392)	0	(9,071,806)
Balance (in shares) at Jun. 30, 2010	74,625,095
Stock issued during period for private placement in November, value, issues one	2,000	21,425	0	0	23,425
Stock issued during period for private placement in November, shares, issues one (in shares)	2,000,000
Stock issued during period for private placement in November, value, issues two	2,000	23,214	0	0	25,214
Stock issued during period for private placement in November, shares, issues two (in shares)	2,000,000
Stock issued during period for private placement in December, value, issues one	3,334	217,875	0	0	221,209
Stock issued during period for private placement in December, shares, issues one (in shares)	3,333,338
Stock issued during period for private placement in December, value, issues two	5,383	363,246	0	0	368,629
Stock issued during period for private placement in december, shares, issues two (in shares)	5,383,325
Stock issued for acquisition of mineral rights	10,000	3,890,000	0	0	3,900,000
Stock issued for acquisition of mineral rights (in shares)	10,000,000
July 2010, common stock sold in private placement offering at $0.25 per share, less offering costs totaling $47,245	2,000	230,884	0	0	232,884
July 2010, common stock sold in private placement offering at $0.25 per share, less offering costs totaling $47,245 (in shares)	2,000,000
August 2010, stock issued for services at $0.30 per share	87	26,042	0	0	26,129
August 2010, stock issued for services at $0.30 per share (in shares)	87,096
September 2010, common stock sold in private placement offering at $0.25 per share, less offering costs totaling $4,757	160	18,017	0	0	18,177
September 2010, common stock sold in private placement offering at $0.25 per share, less offering costs totaling $4,757 (in shares)	160,000
December 2010, stock issued for services at $0.231 per share	1,551	356,788	0	0	358,339
December 2010, stock issued for services at $0.231 per share (in shares)	1,551,253
December 2010, common stock sold in private placement offering at $0.15 per share, less offering costs totaling $8,125	767	64,558	0	0	65,325
December 2010, common stock sold in private placement offering at $0.15 per share, less offering costs totaling $8,125 (in shares)	766,667
January 2011, common stock sold in private placement offering at $0.15 per share, less offering costs totaling $41,033	1,783	91,472	0	0	93,255
January 2011, common stock sold in private placement offering at $0.15 per share, less offering costs totaling $41,033 (in shares)	1,783,333
February 2011, common stock sold in private placement offering at $0.15 per share, less offering costs totaling $16,470	400	20,322	0	0	20,722
February 2011, common stock sold in private placement offering at $0.15 per share, less offering costs totaling $16,470 (in shares)	400,000
February 2011 common stock issued for cash on sale of D Units upon exercise of Double Options, at $0.05 per share.	3,800	186,200	0	0	190,000
February 2011 common stock issued for cash on sale of D Units upon exercise of Double Options, at $0.05 per share. (in shares)	3,800,000
February 2011, exercise of $0.05 per share D Warrants for cash	2,000	98,000	0	0	100,000
February 2011, exercise of $0.05 per share D Warrants for cash (in shares)	2,000,000
February 2011, fair value of D warrants reclassified from derivative liability to equity upon exercise	0	2,328,951	0	0	2,328,951
February 2011, common stock issued for legal services at $0.385 per share	608	233,591	0	0	234,199
February 2011, common stock issued for legal services at $0.385 per share (in shares)	608,310
February 2011, common stock issued for Lacus settlement at $0.385 per share	500	192,000	0	0	192,500
February 2011, common stock issued for Lacus settlement at $0.385 per share (in shares)	500,000
February 2011, common stock issued for Compensation Modification Agreement at $0.385 per share	1,000	384,000	0	0	385,000
February 2011, common stock issued for Compensation Modification Agreement at $0.385 per share (in shares)	1,000,000
February 2011, common stock issued for Settlement Agreement at $0.385 per share	1,000	384,000	0	0	385,000
February 2011, common stock issued for Settlement Agreement at $0.385 per share (in shares)	1,000,000
February 2011, common stock issued for MIZ Employment Service Agreement vested stock-based compensation	500	(500)	0	0	0
February 2011, common stock issued for MIZ Employment Service Agreement vested stock-based compensation (in shares)	500,000
February 2011, common stock issued to MIZ at $0.385 per share for salary under Employment Service Agreement	500	192,000	0	0	192,500
February 2011, common stock issued to MIZ at $0.385 per share for salary under Employment Service Agreement (in shares)	500,000
February 2011, common stock issued to MIZ for bonus under Employment Service Agreement at $0.38 per share	237	89,763	0	0	90,000
February 2011, common stock issued to MIZ for bonus under Employment Service Agreement at $0.38 per share (in shares)	236,842
March 2011, exercise of $0.15 per share E Warrants for cash	7,474	1,113,576	0	0	1,121,050
March 2011, exercise of $0.15 per share E Warrants for cash (in shares)	7,473,336
March 2011, fair value of E warrants reclassified from derivative liability to equity upon exercise	0	1,951,885	0	0	1,951,885
March 2011, common stock issued for settlement with Puna Lithium at $0.32 per share	6,000	1,914,000	0	0	1,920,000
March 2011, common stock issued for settlement with Puna Lithium at $0.32 per share (in shares)	6,000,000
April 2011, exercise of $0.15 per share E warrants for cash	150	22,350	0	0	22,500
April 2011, exercise of $0.15 per share E warrants for cash (in shares)	150,000
April 2011, fair value of E warrants reclassified from derivative liability to equity upon exercise	0	70,545	0	0	70,545
May 2011, cashless exercise of $0.05 per share D warrants	515	0	0	0	515
May 2011, cashless exercise of $0.05 per share D warrants (in shares)	515,254
May 2011, fair value of D warrants reclassified from derivative liability to equity upon exercise	0	253,165	0	0	253,165
Beneficial conversion on convertible debt issued in May 2011	0	368,000	0	0	368,000
May 2011, common stock sold in private placement offering at $0.27 per share, less offering costs totaling $737,271	23,920	3,554,723	0	0	3,578,643
May 2011, common stock sold in private placement offering at $0.27 per share, less offering costs totaling $737,271 (in shares)	23,920,071
May 2011, common stock issued for acquisition of mineral rights at $0.25 per share	127,500	31,747,500	0	0	31,875,000
May 2011, common stock issued for acquisition of mineral rights at $0.25 per share (in shares)	127,500,000
May 2011, Consolidation of Maricunga, non-controlling interest	0	0	0	25,496,000	25,496,000
June 2011, common stock issued for services at $0.22 per share	120	26,280	0	0	26,400
June 2011, common stock issued for services at $0.22 per share (in shares)	120,000
Amortization of stock-based compensation	0	777,963	0	0	777,963
Net income (loss)	0	0	(19,219,382)	0	(19,219,382)
Balance at Jun. 30, 2011	279,914	58,307,796	(35,461,774)	25,496,000	48,621,936
Balance (in shares) at Jun. 30, 2011	279,913,920
August and September 2011, exercise of $0.05 per share D Warrants for cash	4,000	196,000	0	0	200,000
August and September 2011, exercise of $0.05 per share D Warrants for cash (in shares)	4,000,000
August and September 2011, fair value of D warrants reclassified from derivative liability to equity upon exercise	0	561,965	0	0	561,965
September 2011, common stock sold to POSCO at $0.21 per share, less offering costs totaling $685,944	38,095	3,495,996	0	0	3,534,091
September 2011, common stock sold to POSCO at $0.21 per share, less offering costs totaling $685,944 (in shares)	38,095,300
Beneficial conversion on convertible debt Waiver Agreement	0	330,019	0	0	330,019
October 2011, exercise of $0.05 per share D Warrants for cash	200	9,800	0	0	10,000
October 2011, exercise of $0.05 per share D Warrants for cash (in shares)	200,000
October 2011, fair value of D warrants reclassified from derivative liability to equity upon exercise	0	28,497	0	0	28,497
Amortization of stock-based compensation	0	308,383	0	0	308,383
Net income (loss)	0	0	5,040,241	(1,270,207)	3,770,034
Balance at Dec. 31, 2011	$ 322,209	$ 63,238,456	$ (30,279,533)	$ 24,225,793	$ 57,364,925
Balance (in shares) at Dec. 31, 2011	322,209,220

Consolidated Statement of Changes in Stockholders' Equity (Deficit) [Parenthetical] (USD $)	0 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2005	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2008	Jun. 30, 2006
Issuance price per share of stock issued on June for cash	$ 0.000105
Issuance price per share of stock issued on June for cash	$ 0.000105
Issuance price per share of stock issued on March for cash						$ 0.001056
Issuance price per share of stock issued on February for cash					$ 0.019
Issuance price per share of stock issued to the officer on October for services				$ 0.0032
Issuance price per share of stock issued on November for private placement			$ 0.05	$ 0.25
Offering cost of stock sold on November for private placement (in dollars)				$ 42,392
Issuance price per share of stock issued on November for private placement			$ 0.05	$ 0.25
Offering cost of stock sold on November for private placement (in dollars)				5,350
Issuance price per share of stock issued on November for private placement				$ 0.25
Offering cost of stock issued on November for private placement (in dollars)				31,243
Issuance price per share of stock issued on December for private placement				$ 0.25
Offering cost of stock issued on December for private placement (in dollars)				4,859
Issuance price per share of stock issued on December for private placement			$ 0.15	$ 0.25
Offering cost of stock sold on December for private placement (in dollars)				76,632
issuance price per share of stock issued to a consultant on December for services				$ 0.61
Issuance price per share of stock issued to a consultant on February for services				$ 0.93
Exercise price per share of stock issued for acquisition of mineral rights			$ 0.39	$ 0.91
Issuance price per share of stock issued on June for private placement				$ 0.25
Offering cost of stock sold on June for private placement (in dollars)				250,204
Issuance price per share of stock issued on July for private placement			$ 0.25
Offering cost of stock sold on July for private placement (in dollars)			47,245
Issuance price per share of stock issued on August for services			$ 0.3
Issuance price per share of stock issued on September for private placement			$ 0.25
Offering cost of stock sold on September for private placement (in dollars)			4,757
Issuance price per share of stock issued on December for services			$ 0.231
Offering cost of stock sold on December for private placement (in dollars)			56,843
Offering cost of stock sold on December for private placement (in dollars)			100,616
Issuance price per share of stock issued on December for private placement			$ 0.15
Offering cost of stock sold on December for private placement (in dollars)			8,125
Issuance price per share of stock issued on January for private placement			$ 0.15
Offering cost of stock sold on January for private placement (in dollars)			41,033
Issuance price per share of stock issued on February for private placement			$ 0.15
Offering cost of stock sold on February for private placement (in dollars)			16,470
Exercise price per share of stock issued on February for cash			$ 0.05
Issuance price per share of stock issued on February for cash			$ 0.05
Issuance price per share of stock issued on February for legal services			$ 0.385
Issuance price per share of stock issued on February for Lacus settlement			$ 0.385
Issuance price per share of stock issued on February for Compensation Modification Agreement			$ 0.385
Issuance price per share of stock issued on February for Settlement Agreement			$ 0.385
Issuance price per share of stock issued on February for salary			$ 0.385
Issuance price per share of stock issued on February for bonus			$ 0.38
Issuance price per share of stock issued on March for cash			$ 0.15
Issuance price per share of stock issued on March for Puna Lithium settlement			$ 0.32
Issuance price per share of stock issued on April for cash			$ 0.15
Issuance price per share of warrants issued on May for cash			$ 0.05
Issuance price per share of stock issued on May for private placement			$ 0.27
Offering cost of stock sold on May for private placement (in dollars)			737,271
Issuance price per share of stock issued for acquisition of mineral rights			$ 0.25
Issuance price per share of stock issued to the officer on June for services			$ 0.22
Issuance price per share of warrants issued on August and September for cash		$ 0.05
Common stock sold, per share on September 2011 to Posco		$ 0.21
Offering cost of stock sold on September for private placement (in dollars)		$ 685,944
Issuance price per share of warrants issued on October for cash		$ 0.05

Consolidated Statements of Cash Flow (USD $)	6 Months Ended		12 Months Ended		72 Months Ended	78 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Dec. 31, 2011
Cash Flows from Operating Activities
Net income (loss)	$ 3,770,034	$ (7,605,402)	$ (19,219,382)	$ (16,048,682)	$ (35,461,774)	$ (31,691,740)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	5,456	1,950	3,946	3,899	19,500	24,956
Amortization of deferred financing costs	36,875	0	29,500	0	29,500	66,375
Loss (gain) on settlements, net	0	(422,500)	1,497,500	0	1,497,500	1,497,500
Loss on extinguishment of debt	841,752	0				841,752
Stock-based compensation - related party	226,144	90,000	961,691	0	961,691	1,187,835
Stock-based compensation	82,239	1,493,194	1,706,829	1,139,947	2,846,776	2,929,015
Warrant modification expense	0	0	1,068,320	0	1,068,320	1,068,320
Change in fair value of warrant derivative liabilities	(11,603,559)	829,168	6,116,147	6,223,547	12,339,694	736,135
Zero coupon interest accretion and amortization of debt discount on convertible notes	660,032	0	372,764	0	372,764	1,032,796
Inventory impairment	0	0	0	0	1,469	1,469
Mineral rights impairment expense	0	4,070,000	4,120,000	4,718,785	8,838,785	8,838,785
Changes in operating assets and liabilities:
Increase in inventory	0	0	0	0	(1,469)	(1,469)
Decrease (increase) in prepaid expenses and advances	(69,673)	22,818	14,667	(56,476)	(41,809)	(111,482)
Increase in other assets	(21,711)	0				(21,711)
Increase (decrease) in accounts payable	106,975	3,351	(397,108)	653,179	259,992	366,967
Increase in accrued expenses	133,935	153,488	29,988	977,713	1,012,538	1,146,473
Increase (decrease) in payable to related parties	(99,773)	84,919	100,315	10,671	110,986	11,213
Net cash used in operating activities	(5,931,274)	(1,279,014)	(3,594,823)	(2,377,417)	(6,145,537)	(12,076,811)
Cash Flows from Investing Activities
Acquisition of mineral rights	0	(430,000)	(6,550,000)	(1,418,785)	(7,968,785)	(7,968,785)
Acquisition of equipment	(247,058)	0	0	0	(9,500)	(256,558)
Increase in leasehold improvement	0	0	0	0	(10,000)	(10,000)
Net cash used in investing activities	(247,058)	(430,000)	(6,550,000)	(1,418,785)	(7,988,285)	(8,235,343)
Cash Flows from Financing Activities
Proceeds from notes payable	0	0	0	0	95,000	95,000
Proceeds from zero-coupon convertible debt offering	0	0	1,500,000	0	1,500,000	1,500,000
Payment of deferred financing costs	0	0	(75,000)	0	(75,000)	(75,000)
Payment of waiver fee for convertible debt	(30,000)	0				(30,000)
Proceeds from exercise of warrants	210,000	0	1,433,575	0	1,433,575	1,643,575
Proceeds from issuance of common stock, net of offering costs	7,314,069	1,944,912	7,935,828	4,089,320	12,132,648	19,446,717
Net cash provided by financing activities	7,494,069	1,944,912	10,794,403	4,089,320	15,086,223	22,580,292
Net increase in cash	1,315,737	235,898	649,580	293,118	952,401	2,268,138
Cash at beginning	952,401	302,821	302,821	9,703	0	0
Cash at end	2,268,138	538,719	952,401	302,821	952,401	2,268,138
Supplemental disclosure of cash flow information:
Income taxes	0	0	0	0	0	0
Interest	0	0	0	0	0	0
Non-cash investing and financing transactions:
Common stock cancelled	0	0	0	71,052	71,052	71,052
Issuance of common stock for acquisition of mineral rights	0	3,900,000	35,775,000	3,640,000	39,415,000	39,415,000
Warrants issued for services	0	0	157,010	0	157,010	157,010
Warrants issued for offering costs	0	0	57,750	0	57,750	57,750
Debt discount due to warrant derivative liabilities issued with convertible debt	0	0	1,132,000	0	1,132,000	1,132,000
Debt discount due to beneficial conversion feature	330,019	0	368,000	0	368,000	698,019
Reclassification of warrant liability to additional paid-in-capital for warrant exercises	590,462	0	4,604,546	0	4,604,546	5,195,008
Fair value of derivative warrant instruments issued in private offerings	3,779,978	990,050	3,288,345	1,806,181	5,094,526	8,874,504
Consolidation of non-controlling interest of the Maricunga Companies	$ 0	$ 0	$ 25,496,000	$ 0	$ 25,496,000	$ 25,496,000

NATURE OF BUSINESS AND BASIS OF PRESENTATION	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]

NOTE 1.   NATURE OF BUSINESS AND BASIS OF PRESENTATION

Li3 Energy, Inc. (“Li3 Energy” or the “Company”) was incorporated under the laws of the State of Nevada on June 24, 2005. Initially, the Company’s principal products were soy-blend wax candles (the “Legacy Business”). In 2009, the Company redirected its business focus and strategy toward identifying and pursuing business opportunities in lithium and industrial minerals mining in North and South America, but has more recently focused solely on South America.

The Company’s six subsidiaries include: Li3 Energy Peru SRL (“Li3 Peru”), a wholly owned subsidiary in Peru, formed to explore mining opportunities in Peru and in South America; Minera Li Energy SPA (“Minera Li”), a wholly owned subsidiary in Chile; Alfredo Holdings, Ltd. (“Alfredo”), an exempted limited company incorporated under the laws of the Cayman Islands; Li3 Energy Caymans, Inc., an exempted limited company incorporated under the laws of the Cayman Islands; Pacific Road Mining Chile, SA, a Chilean corporation (“PRMC”), which is a subsidiary of Alfredo; and Noto Energy S.A. (“Noto”), an Argentinean corporation. Also, in May 2011, Minera Li acquired 60% ownership of Sociedades Legales Mineras Litio 1 a 6 de la Sierra Hoyada de Maricunga, a group of six private companies (the “Maricunga Companies”).

The accompanying unaudited interim consolidated financial statements of Li3 Energy, Inc. have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission (“SEC”), and should be read in conjunction with the audited financial statements and notes thereto contained in the Company’s latest Annual Report filed with the SEC on Form 10-K. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements which would substantially duplicate the disclosure contained in the audited financial statements for the most recent fiscal year ending June 30, 2011, as reported in Form 10-K, have been omitted.

NOTE 1.   ORGANIZATION AND DESCRIPTION OF BUSINESS

Li3 Energy, Inc. (“Li3 Energy” or the “Company”) was incorporated under the laws of the State of Nevada on June 24, 2005. Initially, the Company’s principal products were soy-blend wax candles (the “Legacy Business”). In 2009, the Company redirected its business focus and strategy toward identifying and pursuing business opportunities in lithium and industrial minerals mining in North and South America, but has more recently focused solely on South America.

On October 19, 2009, the Company filed an amendment to its articles of incorporation with the Secretary of State of the State of Nevada, pursuant to which it changed its name from NanoDynamics Holdings, Inc., to Li3 Energy, Inc., to reflect the Company’s plans to focus its business strategy on the energy sector and related lithium mining opportunities in North and South America.

The Company has six subsidiaries; Li3 Energy Peru SRL (“Li3 Peru”), a wholly owned subsidiary in Peru, formed to explore mining opportunities in Peru and in South America; Minera Li Energy SPA (“Minera Li”), a wholly owned subsidiary in Chile; Alfredo Holdings, Ltd., an exempted limited company incorporated under the laws of the Cayman Islands (“Alfredo”), Li3 Energy Caymans, Inc., an exempted limited company incorporated under the laws of the Cayman Islands; Pacific Road Mining Chile, SA, a Chilean corporation (“PRMC”), which is a subsidiary of Alfredo; and Noto Energy S.A. (“Noto”), an Argentinean corporation.  Also, in May 2011, Minera Li acquired 60% ownership of Sociedades Legales Mineras Litio 1 a 6 de la Sierra Hoyada de Maricunga, a group of six private companies (the “Maricunga Companies”).

During March 2011, the Company amended its Articles of Incorporation to provide for the issuance of 1,000,000,000 shares of capital stock (increased from 300,000,000 shares of capital stock), of which 990,000,000 are shares of common stock, par value $0.001 per share, and 10,000,000 are undesignated preferred stock, par value $0.001 per share.

Split-off of Legacy Business

In connection with the discontinuation of the Company’s previous business and the redirecting of its business strategy to focus on lithium and industrial minerals mining in North and South America, the Company split off and sold all of the assets and liabilities of the Legacy Business (the “Split-Off”) to Jon Suk, the Company’s founding stockholder. The Split Off closed on October 19, 2009. As more fully described in a Form 8-K filed by the Company with the SEC on December 14, 2009, the Company contributed all of its assets and liabilities relating to the Legacy Business, whether accrued, contingent or otherwise, and whether known or unknown, to a newly organized, wholly-owned subsidiary, Mystica Candle, Inc., a Nevada corporation (“Split-Off Sub”), and immediately thereafter sold all of the outstanding capital stock of Split-Off Sub to Mr. Suk in exchange for 71,052,626 shares of the Company’s common stock, $0.001 par value per share that Mr. Suk then owned. The fair value of the assets and liabilities sold to the Split-Off Sub was $0.  The 71,052,626 shares surrendered by Mr. Suk have been cancelled.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

NOTE 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a. Principles of Consolidation

The consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries, Li3 Peru, Alfredo, PRMC, Noto, and Minera Li which holds the six majority owned subsidiaries consisting of the Maricunga Companies. The Maricunga Companies are controlled by the Company. All intercompany amounts have been eliminated in consolidation.

b. Exploration Stage Company

The Company is in the exploration stage in accordance with SEC guidance and Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic No. 915 - Development Stage Entities . Its activities to date have been limited to capital formation, organization, and development of its business, including acquisitions of mineral rights.

c. Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. The Company had $0 cash equivalents at December 31, 2011 and June 30, 2011, respectively. The Company has not experienced any losses on its deposits of cash and cash equivalents.

d. Mineral Exploration and Development Costs

All exploration expenditures are expensed as incurred. Costs of acquisition and option costs of mineral rights are capitalized upon acquisition. Mine development costs incurred to develop new ore deposits, to expand the capacity of mines, or to develop mine areas substantially in advance of current production are also capitalized once proven and probable reserves exist and the property is determined to be a commercially mineable property. Costs incurred to maintain current production or to maintain assets on a standby basis are charged to operations. If the Company does not continue with exploration after the completion of the feasibility study, the cost of mineral rights will be expensed at that time. Costs of abandoned projects are charged to mining costs, including related property and equipment costs. To determine if capitalized costs are in excess of their recoverable amount, periodic evaluation of the carrying value of capitalized costs and any related property and equipment costs are performed based upon expected future cash flows and/or estimated salvage value. As of December 31, 2011, management evaluated our capitalized mineral rights for impairment and determined no impairment was required.

e. Earnings (Loss) per Share

Basic net earnings (loss) per share amounts are computed by dividing the net income (loss) by the weighted average number of common shares outstanding over the reporting period. In periods in which the Company reports a net loss, dilutive securities are excluded from the calculation as the effect would be anti-dilutive. The effects of the 15.625 for 1 forward stock split on October 19, 2009 have been reflected in the Company’s calculation of basic and diluted net income (loss) per share.

Following is a reconciliation of basic earnings per share (“EPS”) and diluted EPS for the three months and six months ended December 31, 2011:

	Three months ended			Six months ended
	December 31, 2011			December 31, 2011
	Net Income	Shares	Per Share Amount	Net Income	Shares	Per Share Amount
Basic EPS	$1,200,261	322,152,698	$0.00	$5,040,241	304,987,248	$0.01
Dilutive effect of convertible debt	60,606	13,301,025	—	118,995	12,814,450	—
Dilutive effect of warrants calculated using the treasury stock method	(80,556)	622,222	—	(333,200)	816,667	—
Dilutive effect of restricted stock	—	2,700,000	—	—	2,700,000	—
Diluted EPS	$1,180,311	338,775,945	$0.00	$4,826,036	321,318,365	$0.01

The following tables sets forth the schedule of anti-dilutive securities excluded from computation of diluted EPS:

	Three months ended
	December 31, 2011	December 31, 2010
Stock options	600,000	250,000
Stock warrants	87,884,712	37,202,664

	Six months ended
	December 31, 2011	December 31, 2010
Stock options	600,000	250,000
Stock warrants	87,884,712	37,202,664

 f. Use of Estimates and Assumptions

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates. Management has made significant estimates related to the fair value of the warrant derivative liability, accrued expenses and contingencies.

g. Income Taxes

A deferred tax asset or liability is recorded for all temporary differences between financial and tax reporting and for net operating loss carry-forwards. Deferred tax expense (benefit) results from the net change during the year of deferred tax assets and liabilities.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.  As of December 31, 2011 and June 30, 2011, we have established a valuation allowance to fully reserve our net deferred tax assets.

For financial statement purposes, we recognize the impact of an uncertain income tax position on the income tax return at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.

Our practice is to recognize interest and/or penalties related to income tax matters in income tax expense. We did not have any uncertain income tax positions or accrued interest or penalties included in our consolidated balance sheets at December 31, 2011 or June 30, 2011, and did not recognize any interest and/or penalties in our consolidated statements of operations during the six months ended December 31, 2011 or 2010, respectively.

h. Subsequent Events

We evaluated all subsequent events from December 31, 2011 through the date of the issuance of these consolidated financial statements.

i. Recent Accounting Pronouncements

Recently issued or adopted accounting pronouncements are not expected to, or did not have, a material impact on our financial position, results of operations or cash flows.

j. Reclassifications

Certain accounts in the prior period were reclassified to conform with the current period financial statement presentation.

NOTE 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a.  Principles of Consolidation

The consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries, Li3 Peru, Alfredo, PRMC, Noto, and Minera Li which holds the six majority owned subsidiaries consisting of the Maricunga Companies. All intercompany amounts have been eliminated in consolidation.

b .   Exploration Stage Company

The Company is in the exploration stage in accordance with SEC guidance and Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic No. 915 -   Development Stage Entities . Its activities to date have been limited to capital formation, organization, and development of its business, including acquisitions of mineral rights.

c. Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. The Company had $0 cash equivalents at June 30, 2011 and 2010, respectively.  The Company has not experienced any losses on its deposits of cash and cash equivalents.

d.  Mineral Exploration and Development Costs

All exploration expenditures are expensed as incurred. Costs of acquisition and option costs of mineral rights are capitalized upon acquisition. Mine development costs incurred to develop new ore deposits, to expand the capacity of mines, or to develop mine areas substantially in advance of current production are also capitalized once proven and probable reserves exist and the property is determined to be a commercially mineable property. Costs incurred to maintain current production or to maintain assets on a standby basis are charged to operations. If the Company does not continue with exploration after the completion of the feasibility study, the cost of mineral rights will be expensed at that time. Costs of abandoned projects are charged to mining costs, including related property and equipment costs. To determine if capitalized costs are in excess of their recoverable amount, periodic evaluation of the carrying value of capitalized costs and any related property and equipment costs are performed based upon expected future cash flows and/or estimated salvage value in accordance with ASC 360-10-35-15,   Impairment or Disposal of Long-Lived Assets.   During the years ended June 30, 2011 and 2010, management recorded mineral rights impairment charges of $4,120,000 and $4,718,785, respectively.

e.  Property and Equipment

Property and equipment are stated at cost. Equipment and fixtures are being depreciated using the straight-line method over the estimated useful lives ranging from 3 to 7 years.

f.   Income Taxes

Income taxes are provided in accordance with FASB ASC Topic No. 740.  A deferred tax asset or liability is recorded for all temporary differences between financial and tax reporting and for net operating loss carry-forwards.  Deferred tax expense (benefit) results from the net change during the year of deferred tax assets and liabilities.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

For financial statement purposes, we recognize the impact of an uncertain income tax position on the income tax return at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.

Our practice is to recognize interest and/or penalties related to income tax matters in income tax expense. We did not have any uncertain income tax positions or accrued interest or penalties included in our consolidated balance sheets at June 30, 2011 or 2010, and did not recognize any interest and/or penalties in our consolidated statements of operations during the years ended June 30, 2011 or 2010.

g.   Share-based Payments

The Company determines the fair value of stock option awards granted to employees in accordance with FASB ASC Topic No. 718 – 10 and to non-employees in accordance with FASB ASC Topic No. 505 – 50.

h.   Earnings (Loss) per Share

The Company accounts for earnings (loss) per share in accordance with FASB ASC Topic No. 260 – 10 , which specifies the computation, presentation and disclosure requirements for earnings (loss) per share for entities with publicly held common stock and requires the presentation of basic earnings (loss) per share and diluted earnings (loss) per share.

Basic net loss per share amounts are computed by dividing the net loss by the weighted average number of common shares outstanding over the reporting period.  In periods in which the Company reports a net loss, dilutive securities are excluded from the calculation as the effect would be anti-dilutive.  The effects of the 15.625 for 1 forward stock split on October 19, 2009 have been reflected in the Company’s calculation of basic and diluted net loss per share.

For the years ended June 30, 2011 and 2010, the following convertible debt, stock options and warrants to purchase shares of common stock were excluded from the computation of diluted net loss per share, as the inclusion of such shares would be anti-dilutive:

	June 30, 2011	June 30, 2010
Convertible debt	3,750,000	-
Stock options	433,333	250,000

S Stock warrants	54,200,565	18,493,150

i. Foreign Currency

The U.S. dollar is the functional currency of our foreign operating subsidiaries.  The books and records of our foreign operating subsidiaries are re-measured to our functional currency.  Foreign currency transaction gains and losses are included in the statements of operations in accordance with ASC 830   - Foreign Currency Matters.

j. Use of Estimates and Assumptions

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has made significant estimates related to the fair value of shares issued for mineral acquisitions; the fair value of derivative liabilities; stock based payments; and contingencies.

k. Non-controlling interests

The Company is required to report its non-controlling interests as a separate component of shareholders’ equity. The Company is also required to present the consolidated net income and the portion of the consolidated net income allocable to the non-controlling interests and to the shareholders of the Company separately in its consolidated statements of operations. Losses applicable to the non-controlling interests are allocated to the non-controlling interests even when those losses are in excess of the non-controlling interests’ investment basis.  There was no income or loss allocable to non-controlling interests for the years ended June 30, 2011 or 2010.

l.  Recent Accounting Pronouncements

 In January 2010, the FASB issued  Accounting Standards Update (ASU) 2010-06, “Improving Disclosures about Fair Value Measurements,” which provides amendments to the FASB ASC Subtopic 820-10 that require new disclosures regarding (i) transfers in and out of Level 1 and Level 2 fair value measurements and (ii) activity in Level 3 fair value measurements. ASU 2010-06 also clarifies existing disclosures regarding (i) the level of asset and liability disaggregation and (ii) fair value measurement inputs and valuation techniques. The new disclosures and clarifications of existing disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. Those disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The disclosure impact of adoption of ASU 2010-06 on the Company’s consolidated financial statements is not material.

In May 2011, the FASB issued ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”, which amends ASC 820, “Fair Value Measurement”. ASU 2011-04 does not extend the use of fair value accounting, but provides guidance on how it should be applied where its use is already required or permitted by other standards within U.S. GAAP or International Financial Reporting Standards (IFRSs). ASU 2011-04 changes the wording used to describe many requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. Additionally, ASU 2011-04 clarifies the FASB’s intent about the application of existing fair value measurements. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is applied prospectively. The Company does not anticipate that the adoption of ASU 2011-04 will have a material impact on its consolidated financial statements.

m. Subsequent Events

The Company evaluated material events occurring between the end of our fiscal year, June 30, 2011, and through the date when the consolidated financial statements were issued.

GOING CONCERN	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Going Concern [Abstract]
Going Concern [Text Block]

NOTE 3.   GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company currently has no sources of recurring revenue and has generated net losses of $31,691,740 and negative cash flows from operations of $12,076,811 during the period from June 24, 2005 (inception) through December 31, 2011.

In the course of its development activities, the Company has sustained and continues to sustain losses. The Company cannot predict if and when it may generate profits. In the event the Company identifies commercial reserves of lithium or other minerals, it will require substantial additional capital to develop those reserves. The Company expects to finance its operations primarily through future financings. However, there exists substantial doubt about the Company’s ability to continue as a going concern because there is no assurance that it will be able to obtain such capital, through equity or debt financing, or any combination thereof, on satisfactory terms or at all. Additionally, no assurance can be given that any such financing, if obtained, will be adequate to meet the Company’s ultimate capital needs and to support its growth. If adequate capital cannot be obtained on a timely basis and on satisfactory terms, then the Company’s operations would be materially negatively impacted.

The Company’s ability to complete additional offerings is dependent on the state of the debt and/or equity markets at the time of any proposed offering, and such market’s reception of the Company and the offering terms. In addition, the Company’s ability to complete an offering may be dependent on the status of its exploration activities, which cannot be predicted. There is no assurance that capital in any form would be available to the Company, and if available, on terms and conditions that are acceptable.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The Company’s continuation as a going concern is dependent on its ability to meet its obligations, to obtain additional financing as may be required until such time as it can generate sources of recurring revenues and to ultimately attain profitability. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 3.   GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern.  The Company currently has no sources of recurring revenue and has generated net losses of $35,461,774 and negative cash flows from operations of $6,145,537 during the period from June 24, 2005 (inception) through June 30, 2011.

In the course of its development activities, the Company has sustained and continues to sustain losses.  The Company cannot predict if and when the Company may generate profits.  In the event we identify commercial reserves of lithium or other minerals, we will require substantial additional capital to develop those reserves.  The Company expects to finance its operations primarily through future financings. However, there exists substantial doubt about the Company’s ability to continue as a going concern because there is no assurance that it will be able to obtain such capital, through equity or debt financing, or any combination thereof, on satisfactory terms or at all. Additionally, no assurance can be given that any such financing, if obtained, will be adequate to meet the Company’s ultimate capital needs and to support its growth. If adequate capital cannot be obtained on a timely basis and on satisfactory terms, then the Company’s operations would be materially negatively impacted.

The Company’s ability to complete additional offerings is dependent on the state of the debt and/or equity markets at the time of any proposed offering, and such market’s reception of the Company and the offering terms. In addition, the Company’s ability to complete an offering may be dependent on the status of its exploration activities, which cannot be predicted. There is no assurance that capital in any form would be available to the Company, and if available, on terms and conditions that are acceptable.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The Company’s continuation as a going concern is dependent on its ability to meet its obligations, to obtain additional financing as may be required until such time as it can generate sources of recurring revenues and to ultimately attain profitability.  The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

MINERAL RIGHTS	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Mineral Industries Disclosures [Abstract]
Mineral Industries Disclosures [Text Block]

NOTE 4.  MINERAL RIGHTS

	December 31, 2011	June 30, 2011
Maricunga	$63,741,000	$63,741,000
Noto	300,000	300,000
Total	$64,041,000	$64,041,000

Maricunga

On May 20, 2011, the Company and the shareholders (the “Maricunga Sellers”) of Sociedades Legales Mineras Litio 1 a 6 de la Sierra Hoyada de Maricunga, a group of six private companies (the “Maricunga Companies”) signed the Framework Contract of Mining Project Development and Buying and Selling of Shares of Sociedades Legales Mineras Litio 1 a 6 de la Sierra Hoyada de Maricunga (the “Acquisition Agreement”), whereby the Company, through its Chilean subsidiary, Minera Li, acquired from the Maricunga Sellers a 60% interest in each of the Maricunga Companies. The purchase price, including amounts paid to agents, was $6,370,000 in cash and 127,500,000 restricted shares of common stock of the Company (the “Maricunga Purchase Price Shares”) which had a fair value of $31,875,000 based on the market price on the date of issuance. The $6,370,000 in cash includes a$250,000 deposit paid in December 2010 and $120,000 due to agents. Pursuant to the Acquisition Agreement, closing occurred on June 2, 2011, the date by which the Maricunga Sellers and agents received their shares of common stock (which were registered in Chile) and the remaining $6,000,000 of cash. The agents received $120,000 at closing.

The Maricunga property is undeveloped and covers an area of approximately 3,553 acres (1,438 hectares), comprising six concessions, each held by a separate legal entity, and is located in the northeast section of the Salar de Maricunga in Region III of Atacama in northern Chile . Each concession grants the owner the right to explore for mineral deposits at the Maricunga property.

The assets of the Maricunga Companies consist solely of undeveloped mineral rights and were recorded as an asset purchase. The Company consolidated Sociedades Legales Mineras Litio 1 a 6 de la Sierra Hoyada de Maricunga and recorded the assets at 100% based on purchase price of $6,370,000 in cash and 127,500,000 restricted shares of common stock which had a fair value of $31,875,000. The Company recorded a non-controlling interest for the 40% of the Maricunga Companies that were not acquired, or $25,496,000.

We have agreed to register under the Securities Act one-half of the 127,500,000 Maricunga Purchase Price Shares on a “best efforts” basis by January 31, 2012 and the remainder by October 31, 2012. In the event that the SEC limits the number of shares that may be sold pursuant to the registration statement, we may remove from the registration statement such number of shares as specified by the SEC, and may file subsequent registration statements covering the resale of additional shares of such common stock. Accordingly, we are not obligated to pay any penalties in the event we are unable to register the shares, or obtain or maintain an effective registration statement related to such shares. The Company has filed a registration statement under the Securities Act in compliance with the Acquisition Agreement. The registration statement has not yet been declared effective.

Pursuant to a shareholders’ meeting held by the Maricunga Companies on October 6, 2011 in Chile (“Shareholder Meeting”), the majority shareholders of the Maricunga Companies approved a quota to cover expenses relating to the preservation and exploration of the mining concessions owned by the Maricunga Companies. Pursuant the Shareholder Meeting, Minera Li and the 40% non-controlling interest owners of the Maricunga Companies were required to make payments totaling $6,975,136 to bank accounts held by the Company within ninety days of the Shareholder Meeting, or January 4, 2012. Of the total $6,975,136 payments, Minera Li was to provide $4,185,083 and the 40% non-controlling interest shareholders (“minority shareholders”) were to provide $2,790,053. The minority shareholders have not made their required payments to the Company. As a result, all the expenses incurred by the Maricunga Companies during the six months ended December 31, 2012, or $3,175,518, were funded by the Company. The Company recorded 40% of the expenses incurred by the Maricunga Companies to the non-controlling interest, or $1,270,207 for the six months ended December 31, 2011.

The Chilean Mining Code requires shareholders of legal mining companies (such as the Maricunga Companies) to contribute their pro rata portion of exploration and exploitation expenses that are established at a shareholders meeting (“Required Contributions”). The Chilean Mining Code permits any legal mining company to initiate an executive trial, the final resolution of which would state that shares held by shareholders who fail to make any Required Contribution must be sold at a public auction. The Chilean Mining Code establishes that the minimum bid in such auction shall be the amount of the Required Contribution that the defaulting shareholders failed to contribute (the “Default Amount”). The proceeds of such auction shall go first to the relevant legal mining company in the amount of the Default Amount, and any proceeds in excess thereof shall be paid to the defaulting shareholders. If the minimum bid is not achieved in the auction, then the defaulting shareholders’ shares in the legal mining company will be cancelled and each non-defaulting shareholder’s funding obligations will increase proportionally.

As the majority shareholder of each Maricunga Company, the Company is planning to cause the Maricunga Companies to initiate executive trials and cause the shares held by the minority shareholders to be sold at auction. The Company’s work plan for Maricunga does not rely on any funding from such minority shareholders, and their default does not alter the timing or expected costs of its exploration plans.

The Company has determined that neither the minority shareholders’ default nor the proposed auction is (or will be) a triggering event that would require the Company to test the long-lived assets for recoverability. The Company will evaluate any future impairment based on consideration of economic and operational feasibility and a continuing assessment of its rights to exploit minerals under Chilean laws and regulations.

Noto

Pursuant to an Assignment Agreement dated March 12, 2010 (the “Assignment Agreement”), the Company purchased all of Puna Lithium Corporation’s (“Puna”) interests in and rights for the acquisition of Noto Energy S.A. (”Noto”) under a letter of intent dated November 23, 2009, as amended (the “Letter of Intent”), entered into by and among Puna, Lacus Minerals S.A., and the shareholders of Noto Energy S.A. (“Noto Shareholders”), an Argentinian corporation.

On March 12, 2010, the Company entered into a Share Purchase Agreement with the Noto Shareholders (the “Share Purchase Agreement”) for the acquisition of one hundred percent (100%) of the issued and outstanding shares of Noto, which beneficially owns a one hundred percent (100%) undeveloped mineral interest in over 2,995 acres (1,212 hectares) situated on brine salars in Argentina, known as Cauchari (the “Noto Properties”).

Under the Share Purchase Agreement, the Company acquired upon closing on July 30, 2010, one hundred percent (100%) of the issued and outstanding shares of Noto, for $300,000 in cash, of which $200,000 was paid during the year ending June 30, 2010, and $100,000 was paid on July 30, 2010 when the transaction closed. Noto’s only asset is the mineral interest in the Noto Properties. Accordingly, the Company recorded the acquisition as an asset purchase. The Company is currently developing plans to pursue exploration and/or development of the Noto Properties.

NOTE 4.  MINERAL RIGHTS

Mineral rights consists of the following at June 30:

	2011	2010
Maricunga	$63,741,000	$-
Noto	300,000	200,000
Alfredo	-	90,000
Peru	-	50,000
Total	$64,041,000	$340,000

Maricunga

On November 30, and December 1, 2010, the Company   signed non-binding exclusive letters of intent with the shareholders (the “Maricunga Sellers”) of Sociedades Legales Mineras Litio 1 a 6 de la Sierra Hoyada de Maricunga, a group of six private companies (the “Maricunga Companies”), to acquire a percentage of the Maricunga Companies, which collectively own the Maricunga Project (“Maricunga”). During December 2010, the Company paid $250,000 to the Maricunga Sellers in connection with signing the non-binding letters of intent which provided the Company with additional time to perform its due diligence and prepare definitive purchase agreements. The Maricunga property is undeveloped and covers an area of approximately 3,553 acres (1,438 hectares), comprising six concessions, each held by a separate legal entity, and is located in the northeast section of the Salar de Maricunga in Region III of Atacama in northern Chile .   Each concession grants the owner the right to explore for mineral deposits at the Maricunga property.

On May 20, 2011, the Company and the Maricunga Sellers signed the Framework Contract of Mining Project Development and Buying and Selling of Shares of Sociedades Legales Mineras Litio 1 a 6 de la Sierra Hoyada de Maricunga (the “Acquisition Agreement”), whereby the Company, through its Chilean subsidiary, Minera Li Energy SPA, acquired from the Maricunga Sellers a 60% interest in each of the Maricunga Companies. The purchase price, including amounts paid to agents, was $6,370,000 in cash and 127,500,000 restricted shares of common stock of the Company (the “Maricunga Purchase Price Shares”) which had a fair value of $31,875,000 based on the market price on the date of  issuance.  The $6,370,000 in cash includes the $250,000 deposit paid in December 2010 and $120,000 due to agents. Pursuant to the Acquisition Agreement, closing occurred on June 2, 2011, the date by which the Maricunga Sellers and  agents received their shares of common stock (which were registered in Chile) and the remaining $6,000,000 of cash. The agents received $120,000 at closing.

The assets of the Maricunga Companies consist solely of undeveloped mineral rights and were recorded as an asset purchase. The Company consolidated Sociedades Legales Mineras Litio 1 a 6 de la Sierra Hoyada de Maricunga and recorded the assets at 100% based on purchase price of $6,370,000 in cash and 127,500,000 restricted shares of common stock which had a fair value of $31,875,000. The Company recorded a non-controlling interest for the 40% of the Maricunga Companies that were not acquired, or $25,496,000.

We have agreed to register under the Securities Act one-half of the 127,500,000 Maricunga Purchase Price Shares on a “best efforts” basis by January 31, 2012 and the remainder by October 31, 2012.  In the event that the SEC limits the number of shares that may be sold pursuant to the registration statement, we may remove from the registration statement such number of shares as specified by the SEC, and may file subsequent registration statements covering the resale of additional shares of such common stock. Accordingly, we are not obligated to pay any penalties in the event we are unable to register the shares, or obtain or maintain an effective registration statement related to such shares.

In signing the Acquisition Agreement, the Company also committed to fund upon closing, up to $5 million for technical feasibility studies for the project within 180 days of closing. In the event the Company does not fund the $5 Million for technical feasibility studies, the Company will not be subject to penalties pursuant to the Acquisition Agreement. The Company estimates that capital expenditures for this project will be approximately $170 million.

The Company will evaluate any future impairment based on consideration of economic and operational feasibility and a continuing assessment of its rights to exploit minerals under Chilean laws and regulations.

Noto

Pursuant to an Assignment Agreement dated March 12, 2010 (the “Assignment Agreement”), the Company purchased all of Puna Lithium Corporation’s (“Puna”) interests in and rights for the acquisition of Noto Energy S.A. (”Noto”) under a letter of intent dated November 23, 2009, as amended (the “Letter of Intent”), entered into by and among Puna, Lacus Minerals S.A., and the shareholders of Noto Energy S.A. (“Noto Shareholders”), an Argentinian corporation.

On March 12, 2010, the Company entered into a Share Purchase Agreement with the Noto Shareholders (the “Share Purchase Agreement”) for the acquisition of one hundred percent (100%) of the issued and outstanding shares of Noto, which beneficially owns a one hundred percent (100%) undeveloped mineral interest in over 2,995 acres situated on brine salars in Argentina, known as Cauchari (the “Noto Properties”).

Under the Share Purchase Agreement, the Company acquired upon closing on July 30, 2010, one hundred percent (100%) of the issued and outstanding shares of Noto, for $300,000 in cash, of which $200,000 was paid during the year ending June 30, 2010, and $100,000 was paid on July 30, 2010 when the transaction closed. Noto’s only asset is the mineral interest in the Noto Properties. Accordingly, the Company recorded the acquisition as an asset purchase.  The Company is currently developing plans to pursue exploration and/or development of the Noto Properties.

Alfredo

On April 20, 2010, the Company entered into a non-binding agreement with Pacific Road Capital A Pty. Limited, as trustee for Pacific Road Resources Fund A (“Fund A”), Pacific Road Capital B Pty. Limited, as trustee for Pacific Road Resources Fund B (“Fund B”), and Pacific Road Capital Management G.P. Limited, as General Partner of Pacific Road Resources Fund, L.P. (“PR Partnership” and, together with Fund A and Fund B, “Alfredo Sellers”), pursuant to which the Company was granted the exclusive option to acquire all of the outstanding share capital of Alfredo Holdings, Ltd. (“Alfredo”) in exchange for a cash payment of $90,000, which the Company paid during the year ended June 30, 2010.

Alfredo owns 100% of the share capital of Pacific Road Mining Chile, SA, a Chilean Corporation (“PRMC”). PRMC is a special purpose Chilean corporation which entered into an Option to Purchase Agreement, dated June 6, 2008, that gave PRMC the option to acquire 100% of six mining concessions with respect to approximately 6,669 acres of mining tenements near Pozo Almonte, Chile (the “Alfredo Property”).

On August 3, 2010, the Company entered into a Stock Purchase Agreement (“Alfredo SPA”) with the Alfredo Sellers to acquire all of the outstanding shares of Alfredo. Pursuant to the Alfredo SPA, the Company issued an aggregate of 10,000,000 shares of common stock (the “Purchase Price Shares”) valued at $3,900,000 ($0.39 per share) to the Alfredo Sellers and their designees. Of the Purchase Price Shares, 8,800,000 shares of common stock that the Company issued directly to the Alfredo Sellers are subject to an 18 month lock-up period pursuant to the Alfredo SPA.

The Alfredo SPA also provided for contingent payments in the event certain milestones were achieved, which provisions were later amended by the SPA Amendment discussed below.

Under the Option to Purchase Agreement, PRMC was required to make additional periodic payments aggregating $360,000 between June 30, 2010 and December 30, 2010. The Company paid, through PRMC, $80,000 in August 2010 and was required to make payments of $100,000 by October 30, 2010 and $180,000 by December 30, 2010 in order to maintain PRMC’s option rights. Then, in order to exercise the option and purchase the Alfredo Property, the Company would have been required to pay the option exercise price of $4,860,000 by March 30, 2011. The Company did not make the $100,000 payment on October 30, 2010, the $180,000 payment on December 30, 2010 or the option exercise price payment of $4,860,000 on March 30, 2011. Under the terms of the option agreement, the option terminated as a result of the Company not making the required option payments within the specified default and cure periods, and the Company therefore recorded impairment expense for the Alfredo property of $4,070,000 during the year ended June 30, 2011.

In March 2011, the Company signed an amendment (“SPA Amendment”) to the Alfredo SPA with the Alfredo Sellers. The SPA Amendment was in anticipation of the Company re-acquiring rights to the Alfredo property or another Chilean iodine nitrate property

If the Alfredo Sellers had closed on a proposed subscription of $2,000,000 in the Company’s 2011 Offering (as defined in Note 10), the SPA Amendment would have adjusted the terms upon which the Alfredo Sellers could invest in the Company pursuant to an option granted under the Alfredo SPA. The Alfredo Sellers did not subscribe to the 2011 Offering. However, the SPA Amendment did change the Alfredo SPA as it relates to the Contingent Payments as noted below.

Pursuant to the SPA Amendment, if and when the following milestones (“Milestones”) are achieved with respect to the Alfredo Property or any other Li3 Energy Chilean iodine nitrate property, the Company will make the following additional payments (“Contingent Payments”) to the Alfredo Sellers:

a)	$1,000,000 upon the Board of Directors’ resolution to commence final engineering and design of the Alfredo Mine or any other Li3 Energy Chilean iodine nitrate property;

b)	A further $2,000,000 upon the Board of Directors’ resolution to commence construction of the Alfredo Mine or any other Li3 Energy Chilean iodine nitrate property;

c)	A further $2,500,000 upon commencement of commercial production from the Alfredo Mine (meaning production at a rate of 75% of design capacity for 3 months) or any other Li3 Energy Chilean iodine nitrate property;

In the event a Contingent Payment for any milestone is paid for any iodine nitrate property (including the Alfredo property), no Contingent Payment for the same milestone will be payable for any other Chilean iodine nitrate property. The Alfredo Sellers have the right to take any or all of the above milestone payments in shares of the Company’s common stock instead of cash, valued at the greater of (i) $0.25 per share or (ii) the average of the closing price of the common stock on the 30 trading days immediately preceding the relevant payment date. The Company is under no obligation to achieve or pursue any of the milestones and the Company currently does not own, or have any rights, to the Alfredo property or any other Chilean iodine nitrate properties.

We have not undertaken any exploration and development activities on the Alfredo Property.  As of the date of this filing, we are not in discussions with the owners of Alfredo to reacquire the option to purchase the Alfredo Property, and there can be no assurance that a new option will be successfully negotiated or executed.  We are actively exploring opportunities to acquire other iodine/sodium nitrate prospects in addition to or in lieu of the Alfredo property; however, there can be no assurance that suitable prospects will be available on terms acceptable to us or that any such acquisition will be successfully completed.

Peru

On February 23, 2010, the Company acquired, through a new wholly-owned subsidiary, Li3 Energy Peru SRL, 100% of the assets of the Loriscota, Suches and Vizcachas Projects located in the Provinces of Puno, Tacna and Moquegua, Peru.  The assets consist solely of undeveloped mineral rights and were recorded as an asset purchase.  The aggregate purchase price for the assets was $50,000 which was paid in cash.  During the year ended June 30, 2011, the Company determined that these mineral rights are not recoverable and the Company recorded impairment expense for the Peru property of $50,000 during the year ended June 30, 2011.

Nevada 2010 Impairment

On March 12, 2010, pursuant to an Asset Purchase Agreement (the “Nevada APA”) between the Company, Next Lithium Corp., an Ontario corporation, and Next Lithium (Nevada) Corp., a Nevada corporation (together, “Next Lithium”), the Company acquired all of Next Lithium’s interests in and rights under (a) an agreement dated October 30, 2009 and a subsequent amendment (the “CSV, LM and MW Option Agreement, as amended”), pursuant to which GeoXplor Corp., a Nevada corporation (“GeoXplor”), granted to Next Lithium the sole right and option (the “CSV, LM and MW Option”), to acquire a 100% interest in the associated placer mining claims known as the CSV Placer Mineral Claims, LM Placer Mineral Claims and MW Placer Mineral Claims; and (b) an agreement dated October 30, 2009 (the “BSV Option Agreement,” and, together with the CSV, LM and MW Option Agreement, the “Option Agreements”), pursuant to which GeoXplor granted to Next Lithium the sole right and option (the “BSV Option,” and, together with the CSV, LM and MW Option, the “Nevada Options”), to acquire a 100% interest in the association placer mining claims known as the BSV Placer Mineral Claims.

Under the terms of the Nevada APA, the Company acquired the Nevada Options in exchange for 4,000,000 shares of its common stock with a fair value of $3,640,000 on the date of acquisition based on our stock price. As of June 30, 2010, the 4,000,000 shares are issued, and 2,500,000 of these shares are held in escrow for one year against any indemnifiable liabilities that may arise. Under the CSV, LM and MW Option Agreement, as amended, the Company paid GeoXplor $236,607. The Company also is obligated to pay amounts totaling $75,000 contingent upon future events which had not occurred as of the date of June 30, 2010. Under the BSV Option Agreement, as amended, the Company was required to pay to GeoXplor $100,000 on June 30, 2010, which the Company has not paid.

Upon further analysis of the mineral composition of the Nevada Claims, the Company determined that the Nevada Claims did not meet the Company’s requirements for mining operations planned by the Company, thus the Company terminated the Nevada Options and recorded impairment expense for the year ended June 30, 2010 of $3,976,607 for all amounts previously capitalized as mineral rights in the consolidated balance sheet. These amounts consisted of cash of $236,607 paid to GeoXplor on the closing of the acquisition under the Nevada APA, and common stock issued in connection with the acquisition valued at $3,640,000, and $100,000 owed in connection with the BSV Option Agreement as of June 30, 2010.

During the year ended June 30, 2011, the Company was obligated to pay approximately $57,000 of claim maintenance fees on the Nevada Claims and approximately $32,600 of Nevada state taxes, which the Company has not paid.  At June 30, 2011 and 2010, the Company has recorded accrued liabilities of $189,600 and $100,000, respectively, for these Nevada obligations.

Puna Lithium 2010 Impairment

On March 12, 2010, the Company entered into an assignment agreement (the “Assignment Agreement”) whereby the Company would purchase all of the Puna Lithium Corporation’s (“Puna”) interests in and rights under a letter of intent dated November 23, 2009, as amended (the “Letter of Intent”) entered into by Puna, Lacus Minerals S.A. (“Lacus”), and the shareholders of Noto Energy S.A., and the Company entered into a certain Master Option Agreement with Lacus (the “Master Option Agreement”), for the acquisition of three options (collectively, the “Options”), to acquire up to an 85% interest in: (a) approximately 70,000 acres situated on prospective brine salars in Argentina, known as Rincón, Centenario and Pocitos (the “Master Lacus Properties”); and (b) salt-mining claims on approximately 9,000 additional acres in certain other areas of mutual interest on some of those same salars (the “Third Parties Properties” and, together with the Master Lacus Properties, the “Lacus Properties”) that may be acquired upon exercise of the two options (collectively, the “Third Parties Options”).

As consideration to Lacus for entering into the Master Option Agreement (“MOA”), the Company paid Lacus aggregate payments of $942,178, which included $242,178 for acquisition costs and $700,000 for exploration related expenses. The Company was also required to pay Lacus $500,000 on March 12, 2011 as consideration for the agreement. As further consideration for entering the MOA and as a condition to maintain the first option under the MOA in good standing until exercised, the Company was to pay $3,000,000 for work commitments on dates to be determined at closing. The MOA did not close as of June 30, 2010. On July 30, 2010, the Company and Lacus amended the MOA (“Amended MOA”) to clarify that the work commitment payments were due as follows: $237,000 due on or before July 30, 2010; $1,079,000 due on or before August 15, 2010; $372,000 due on or before August 31, 2010 and $1,312,000 due over the one year period subsequent to closing of the MOA on a schedule to be determined by the MOA executive committee, however, none of these payments were made.

In August 2010, the Company determined that the Rincon, Pocitos and Centerario salars did not meet the Company’s criteria for economic brine reserves, that the work plan recommended by Lacus was not acceptable and that funding of a drilling program should be suspended. Lacus subsequently terminated the Master Option Agreement on August 24 2010. The Company expensed $742,178 of  capitalized acquisition costs as impairment expense in the consolidated statement of operations during the year ended June 30, 2010. In accordance with the Assignment Agreement, the Company was also required to issue 8,000,000 shares of common stock to Puna upon the date of the closing (“Closing”) as defined in the Master Option Agreement. As the Closing did not occur, the Company did not issue the 8,000,000 shares of common stock.

As of June 30, 2010, the Company had recorded $765,000 in accrued expenses related to acquisition costs and exploration expenses under the agreements. The MOA was amended subsequent to June 30, 2010.   On November 24, 2010, the Company entered into a termination, settlement and release agreement with Lacus in exchange for a $150,000 cash payment and 500,000 shares of common stock to settle potential Lacus claims. The 500,000 shares are recorded in the amount of $192,500, which was based on a fair value of $0.385 per share of common stock on the measurement date.  As the Company had recorded $765,000 of accrued liabilities as of June 30, 2010 related to Lacus, the Company recorded a gain on settlement of $422,500 during the year ended June 30, 2011 as a result of the settlement.   The Company paid the $150,000 cash payment to Lacus during January 2011, and issued the 500,000 shares in February 2011 in final satisfaction of all obligations.

During the year ended June 30, 2011, the Company reached a settlement agreement with Puna, pursuant to which the Company issued Puna 6,000,000 shares of common stock in full satisfaction of any and all obligations the Company may have to Puna. The Company recorded settlement expense of $1,920,000 determined based upon the fair value of the common stock on the issuance date.

PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 5.  PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31, 2011	June 30, 2011
Leasehold improvement and office equipment	$198,762	$19,195
Field equipment	67,491	-
Less: Accumulated depreciation	(24,651)	(19,195)
Net property and equipment	$241,602	$-

Depreciation expense for the six-month periods ending December 31, 2011 and 2010 was $5,456, and $1,950, respectively.

NOTE 5.  PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	June 30, 2011	June 30, 2010
Office leasehold improvement and equipment	$19,195	$19,195
Less: Accumulated depreciation	(19,195)	(15,249)
Net property and equipment	$-	$3,946

Depreciation expense for the years ended June 30, 2011 and 2010 was $3,946 and $3,899, respectively.

RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 6.   RELATED PARTY TRANSACTIONS

Legal Services

Antonio Ortúzar served as a director of the Company from February 18, 2010 to October 25, 2010, and also provided certain legal services to the Company as a Partner with a law firm.  For the six months ended December 31, 2010, the total legal fees that the Company incurred to such firm was approximately $69,000. As Mr. Ortúzar is no longer a director for the Company, he is no longer considered a related party.

MIZ

The Company is party to a services agreement between MIZ Comercializadora, S de R.L. (“MIZ”) and the Company in which Tom Currin (owner of MIZ) serves as Chief Operating Officer of the Company.

Pursuant to the Agreement, the Company granted to MIZ an award under the 2009 Plan pursuant to which the Company shall issue 2,500,000 restricted shares of its common stock (the “Restricted Stock”). The shares of Restricted Stock vest in installments of between 300,000 and 1,000,000 shares upon the achievement of certain milestones subject to acceleration upon a change of control or a termination of the agreement by the Company.

The Company determined the grant date of the 2,500,000 shares was August 11, 2010. The stock price on the grant date was $0.38 per share. Total compensation expense which may be recognized in connection with these restricted shares is $950,000 if all of the shares vest. A milestone was achieved in January 2011, resulting in the vesting of 500,000 shares of common stock and the Company recorded $190,000 of stock-based compensation expense during the year ended June 30, 2011 based on a vesting service period of approximately five months beginning on the grant date. In February 2011, the Company issued the 500,000 fully vested shares of Restricted Stock to MIZ. The remaining 2,000,000 shares contain various vesting requirements that the Company estimates will be achieved between February 2012 and December 2013. During the six months ended December 31, 2011 and 2010, the Company recorded $165,529 and $171,000 of stock compensation expense for the shares based on these estimated vesting dates.

The Company also incurred $60,615 and $81,190 of stock-based compensation during the six months ended December 31, 2011 and 2010, respectively related to stock options granted to MIZ. See Note 10.

MIZ was also paid $216,667 (of which $100,000 related to amounts accrued at June 30, 2011) and $0 in cash for compensation during the six months ended December 31, 2011 and 2010, respectively.

R&M Global Advisors

The Company is party to a services agreement between R&M Global Advisors, LLC. (“R&M Global Advisors”) and the Company in which Eric Marin (a partial owner of R&M Global Advisors) serves as interim Chief Financial Officer of the Company.

R&M Global Advisors was paid $97,125 and $0 in cash for compensation during the six months ended December 31, 2011 and 2010, respectively.

NOTE 6.   RELATED PARTY TRANSACTIONS

Related party payable

In November 2009, Li3 Energy started utilizing the administrative personnel and office space of a company with an office located in Lima, Peru in which Li3 Energy’s Chief Executive Officer functions in the same capacities (the “Related Party Company”).  As such, certain net common costs initially paid by the Related Party Company for the year ended June 30, 2010 were allocable to Li3 Energy.  During the year ended June 30, 2010, Li3 Energy incurred $21,859 of Related Party Company expenses, of which it paid $11,188 during the year ended June 30, 2010 to the Related Party Company for reimbursement of administrative salaries, rent, utilities and maintenance expenses. As of June 30, 2011, and June 30, 2010, the payable due to the Related Party Company is $10,986 and $10,671, respectively.  On July 31, 2010, the Company was assigned the lease from the Related Party Company and as a result, the Company did not incur related party expenses related to this lease during the year ended June 30, 2011.

MIZ

The Company is party to an employment services agreement between MIZ Comercializadora, S de R.L. (“MIZ”) and the Company in which Tom Currin (a partial owner of MIZ) serves as Chief Operating Officer of the Company.

In February 2011, the Company signed an Amendment to the Employment Services Agreement with MIZ. Under the agreement, MIZ accepted 500,000 shares of common stock in lieu of salaries payable to MIZ for the six months ended December 31, 2010 and one half of salaries payable to MIZ for the three months ending March 31, 2011. These shares were issued in February 2011. The Company recorded stock compensation expense of $192,500, which represents the fair value of the common stock on the performance grant date, or $0.385 per share. MIZ was also paid $75,000 in cash for compensation during the year ended June 30, 2011.

In addition, in February 2011, the Company issued 236,842 shares to MIZ which were previously granted in accordance with the Employment Services Agreement and an expense of $90,000 was recorded, which represents the fair value the common stock on the grant date, or $0.38 per share.

Pursuant to the Chief Operating Officer’s Employment Services Agreement, the Company granted to MIZ an award under the 2009 Plan pursuant to which the Company shall issue 2,500,000 restricted shares of its common stock (the “Restricted Stock”). The shares of Restricted Stock vest in installments of between 300,000 and 1,000,000 shares upon the achievement of certain milestones set forth in the Employment Services Agreement, subject to acceleration upon a change of control or a termination of Mr. Currin’s employment by the Company by MIZ for good reason (as defined in the Employment Services Agreement) or by the Company for any reason other than for cause (as defined in the Employment Services Agreement). If his employment is terminated by the Company for cause as defined in the Employment Services Agreement, or by Mr. Currin for any reason other than good reason, then all unvested Restricted Stock will immediately expire.

The Company determined the grant date of the 2,500,000 shares was August 11, 2010. The stock price on the grant date was $0.38 per share. Total compensation expense which may be recognized in connection with these restricted shares is $950,000 if all of the shares vest. A milestone was achieved in January 2011, resulting in the vesting of 500,000 shares of common stock and the Company recorded $190,000 of stock-based compensation expense during the year ended June 30, 2011 based on a vesting service period of approximately five months beginning on the grant date. In February 2011, the Company issued the 500,000 fully vested shares of Restricted Stock to MIZ.  The remaining 2,000,000 shares contain various vesting requirements that the Company estimates will be achieved between December 2011 and June 2013. During the year ending June 30, 2011, the Company recorded $303,101 of compensation expense for the remaining 2,000,000 shares based on these estimated vesting dates.

The Company also incurred $186,090 of stock-based compensation during the year ended June 30, 2011 related to stock options granted to MIZ.  See Note 10.

Services

During the period from February 18, 2010 to October 25, 2010, one of the Company’s directors was a Partner in a law firm that the Company engaged to perform certain legal services.  The Company paid for such legal services at the standard rates that the firm charges its unrelated clients.  During the period from February 18, 2010 to June 30, 2010, the total legal fees the Company incurred to such firm was approximately $23,000.  During the period from July 1, 2010 to October 25, 2010, the total legal fees the Company incurred to such firm was approximately $69,000.  On October 25, 2010, the Partner resigned as a Director of the Company and as a result, these legal services are no longer considered related party in nature.

NOTES PAYABLE	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 7. NOTES PAYABLE

The Company issued a $50,000 unsecured promissory note dated June 5, 2008 (the ”Note”) to Milestone Enhanced Fund Ltd. (“Milestone”) in connection with Milestone’s $50,000 working capital loan to the Company, and the terms and conditions of such Note allow for prepayment of the principal and accrued interest any time without penalty. The interest rate is 8% per annum and the maturity date was June 5, 2010. The total interest accrued at December 31, 2011 and June 30, 2011 is $14,292 and $12,298, respectively. This Note is in default as of December 31, 2011 and remains payable to Milestone.

The Company issued an unsecured convertible promissory note (the “Convertible Note”) dated April 30, 2009, bearing an interest rate of 8.25% per annum, in the amount of $45,000, due on November 8, 2010 to Milestone. The Convertible Note provides that the principal and interest balance due on the Convertible Note are convertible at Milestone’s option pursuant to terms to be mutually agreed upon by the Company and Milestone in writing at a later date. The Company and Milestone have not yet negotiated such conversion terms. The total interest accrued on the Convertible Note at December 31, 2011 and June 30, 2011 is $9,816 and $7,965, respectively. This Note is in default as of December 31, 2011 and remains payable to Milestone.

NOTE 7.  NOTES PAYABLE

The Company issued a $50,000 unsecured Promissory Note dated June 5, 2008 (the ”Note”) to Milestone Enhanced Fund Ltd. (“Milestone”) in connection with Milestone’s $50,000 working capital loan to the Company, and the terms and conditions of such Note allow for prepayment of the principal and accrued interest any time without penalty. The interest rate is 8% per annum and the maturity date was June 5, 2010. The total interest accrued at June 30, 2011 and 2010 is $12,298 and $8,298, respectively.  This Note is in default as of June 30, 2011 and remains payable to Milestone.

The Company issued an unsecured Convertible Promissory Note (the “Convertible Note”) dated April 30, 2009, bearing an interest rate of 8.25% per annum, in the amount of $45,000, due on November 8, 2010 to Milestone.  The Convertible Note provides that the principal and interest balance due on the Convertible Note are convertible at Milestone’s option pursuant to terms to be mutually agreed upon by the Company and Milestone in writing at a later date.  The Company and Milestone have not yet negotiated such conversion terms.  The total interest accrued on the Convertible Note at June 30, 2011 and 2010 is $7,965 and $4,252, respectively.  This Note is in default as of June 30, 2011 and remains payable to Milestone.

CREDIT AGREEMENT	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Credit Agreement [Abstract]
Credit Agreement Disclosure [Text Block]

NOTE 8. CREDIT AGREEMENT

On May 2, 2011, the Company entered into and simultaneously closed a credit agreement for a $1.5 million bridge loan with three private institutional investors. Under the credit agreement, the Company issued to each lender a zero-coupon original issue discount note due February 2, 2012. The notes were convertible into shares of the Company’s common stock at the lender’s option at a price of $0.40 per share. The aggregate face amount of the notes at the February 2, 2012 maturity would be $1,677,438. The Company may prepay the notes at its option (together with accrued original issue discount), and was required to prepay them (together with accrued original issue discount) first out of the net proceeds of any future capital raising transactions by the Company.

The Company also agreed to issue to the lenders warrants to purchase an aggregate of 1,500,000 shares of common stock, exercisable for five years at an initial exercise price of $0.50 per share (the “Lender Warrants”). The Lender Warrants contain provisions that protect holders from future issuances of the Company’s common stock at prices below such warrants’ respective exercise prices and these provisions could result in modification of the warrants exercise price based on a variable that is not an input to the fair value of a “fixed-for-fixed” option as defined under FASB ASC Topic No. 815 – 40. The fair values of the Lender Warrants were recognized as derivative warrant instruments at issuance and are measured at fair value at each reporting period. The Company determined the fair value of the warrants was $1,132,000 at the issuance date. This amount was recorded as a debt discount and is amortized to interest expense over the term of the debentures.

The Company determined the convertible debentures contained a beneficial conversion feature based on the conversion price of the debt instrument. The beneficial conversion feature was measured using the commitment-date stock price and was determined to be $368,000. This amount was recorded as a debt discount and is amortized to interest expense over the term of the debentures.

The Company agreed to pay finder’s fees consisting of cash in the amount of 5% of the aggregate issue price of the notes, or $75,000 in total , and warrants to purchase an aggregate of 75,000 shares of common stock, exercisable for five years at an initial exercise price of $0.40 per share (the “Arranger Warrants”). The Arranger Warrants contain provisions that protect holders from future issuances of the Company’s common stock at prices below such warrants’ respective exercise prices and these provisions could result in modification of the warrants exercise price based on a variable that is not an input to the fair value of a “fixed-for-fixed” option as defined under FASB ASC Topic No. 815 – 40. The fair value of the Arranger Warrants was recognized as derivative warrant instruments at issuance and is measured at fair value at each reporting period. The Company determined the fair value of the Arranger Warrants at the issuance date was $57,750, which was recorded as deferred financing costs. The deferred financing costs of $132,750 will be amortized over the life of the debt on a straight-line basis which approximates the effective interest method.

On August 25, 2011, the Company entered into an Amendment and Waiver Agreement with the holders of the zero-coupon bridge notes (the “Waiver Agreement”).  Pursuant to the Waiver Agreement, effective upon the closing of POSCAN’s initial $8 million investment under the SPA (see Note 10), the zero-coupon bridge notes maturity date was extended to June 30, 2012, and the Company is not required to make any prepayment out of the proceeds of the SPA.  As the POSCAN closing occurred on September 14, 2011, the Waiver Agreement was deemed effective on that date.  The Waiver Agreement does not alter the principal amount of the zero-

coupon bridge notes, however it provides that such notes will accrue interest at a rate of 15% per annum from February 2, 2012, until June 30, 2012.  The Waiver Agreement also reduces the conversion price of the $1.5 million zero-coupon bridge notes from $0.40 to $0.12 per share.  In connection with the Waiver Agreement, the Company agreed to pay an arranger a cash fee of $30,000.

The Company concluded that the Waiver Agreement resulted in a substantial modification of terms of the debt because the fair value of the embedded conversion feature increased by more than 10% as a result of the decrease in the conversion price from $0.40 per share to $0.12 per share. Accordingly, the Company recognized the amendment as an extinguishment of debt and recorded a loss on debt extinguishment.   The Company determined that the fair value of the Credit Agreement approximated the initial $1.5 million face value of the notes plus accrued interest of $84,192 due to the short-term nature of the notes.  As a result, the Company recorded a loss on debt extinguishment of $841,752, consisting of $745,377, the difference between the carrying value of the notes and the estimated fair value of the post-modification notes, $66,375 of unamortized deferred financing costs and $30,000 for the Waiver Agreement arranger fee.  See summary below.

September 14, 2011
Loss on Extinguishment
Estimated fair value of debt after modification	$1,584,192
Waiver fee	30,000
Fair value of assets given	1,614,192
Less: Carrying Value of pre-modification debt	(838,815)
Unamortized deferred financing costs	66,375
Loss on debt extinguishment	$841,752

The new convertible debentures were analyzed for a beneficial conversion feature after the debt modification at which time it was concluded that a beneficial conversion feature existed. The beneficial conversion feature was measured using the commitment-date stock price and was determined to be $330,019. This amount was recorded as a debt discount and is amortized to interest expense over the term of the debentures. See detail summary below for carrying value of debt.

December 31, 2011
Post-Modification Debt
Estimated fair value of debt after modification	$1,584,192
Less: Beneficial conversion feature discount	(330,019)
Carrying value at September 14, 2011	1,254,173
Accrued interest	72,538
Amortization of debt discount	121,443
Carrying value at December 31, 2011	$1,448,154

NOTE 8. CREDIT AGREEMENT

On May 2, 2011, the Company entered into and simultaneously closed a Credit Agreement for a $1.5 million bridge loan with three private institutional investors. Under the Credit Agreement, the Company issued to each lender a zero-coupon original issue discount note due February 2, 2012.  The notes are convertible into shares of the Company’s common stock at the lender’s option at a price of $0.40 per share.  The aggregate face amount of the notes at the February 2, 2012 maturity is $1,677,438. The Company may prepay the notes at its option (together with accrued original issue discount), and must prepay them (together with accrued original issue discount) first out of the net proceeds of any future capital raising transactions by the Company.

The Company also agreed to issue to the lenders warrants to purchase an aggregate of 1,500,000 shares of common stock, exercisable for five years at an initial exercise price of $0.50 per share (the “Lender Warrants”).   The Lender Warrants contain provisions that protect holders from future issuances of the Company’s common stock at prices below such warrants’ respective exercise prices and these provisions could result in modification of the warrants exercise price based on a variable that is not an input to the fair value of a “fixed-for-fixed” option as defined under FASB ASC Topic No. 815 – 40.  The fair values of the Lender Warrants were recognized as derivative warrant instruments at issuance and are measured at fair value at each reporting period. The Company determined the fair value of the warrants was $1,132,000 at the issuance date. This amount was recorded as a debt discount and is amortized to interest expense over the term of the debentures.

The convertible debentures were analyzed for a beneficial conversion feature at which time it was concluded that a beneficial conversion feature existed.  The beneficial conversion feature was measured using the commitment-date stock price and was determined to be $368,000.  This amount was recorded as a debt discount and is amortized to interest expense over the term of the debentures.

The effective interest rate of the note is 222,684,930%

The Company agreed to pay finder’s fees consisting of cash in the amount of 5% of the aggregate issue price of the notes, or $75,000 in total ,   and warrants to purchase an aggregate of 75,000 shares of common stock, exercisable for five years at an initial exercise price of $0.40 per share (the “Arranger Warrants”). The Arranger Warrants contain provisions that protect holders from future issuances of the Company’s common stock at prices below such warrants’ respective exercise prices and these provisions could result in modification of the warrants exercise price based on a variable that is not an input to the fair value of a “fixed-for-fixed” option as defined under FASB ASC Topic No. 815 – 40.  The fair value of the Arranger Warrants were recognized as derivative warrant instruments at issuance and are measured at fair value at each reporting period. The Company determined the fair value of the Arranger Warrants at the issuance date was $57,750, which was recorded as deferred financing costs.  The deferred financing costs of $132,750 will be amortized over the life of the debt on a straight-line basis which approximates the effective interest method.  During the year ended June 30, 2011, the Company recorded $29,500 of interest expense on deferred financing costs.

Subsequent to year end, this credit agreement was amended.  See Note 14.

DERIVATIVE LIABILITIES	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]

NOTE 9. DERIVATIVE LIABILITIES

The Company has determined that certain warrants the Company has issued contain provisions that protect holders from future issuances of the Company’s common stock at prices below such warrants’ respective exercise prices and these provisions could result in modification of the warrants exercise price based on a variable that is not an input to the fair value of a “fixed-for-fixed” option as defined under FASB ASC Topic No. 815 – 40.

The warrants (including any Agent warrants) issued in connection with the 2009 Unit Offering, the 2010 Unit Offerings,  the Incentive warrants, the 2011 Unit Offering warrants, the Lender Warrants, the Warrants issued for advisory services, the Arranger Warrants and the POSCAN warrants contain anti-dilution provisions that provide for a reduction in the exercise price of such warrants in the event that future common stock (or securities convertible into or exercisable for common stock) is issued (or becomes contractually issuable) at a price per share (a “Lower Price”) that is less than the exercise price of such warrant at the relevant time. The amount of any such adjustment is determined in accordance with the provisions of the relevant warrant agreement and depends upon the number of shares of common stock issued (or deemed issued) at the Lower Price and the extent to which the Lower Price is less than the exercise price of the warrant at the relevant time. In addition, the number of shares issuable upon exercise of the 2010 Unit Offering Warrants, the Incentive warrants and all warrants issued to agents under both the 2009 Unit Offering, and the 2010 Unit Offerings will be increased inversely proportional to any decrease in the exercise price, thus preserving the aggregate exercise price of the warrants both before and after any such adjustment.

The fair values of the warrants issued in the 2009 Unit Offering, the 2010 Unit Offerings, the Incentive warrants, the 2011 Unit Offering, the Lender Warrants, the Arranger warrants, the warrants issued for advisory services and the POSCAN Warrants were recognized as derivative warrant instruments at issuance or when they become issuable and are measured at fair value at each reporting period. The Company determined the fair values of these warrants using a modified lattice valuation model.

Activity for derivative warrant instruments during the six months ended December 31, 2011 was as follows:

	Balance at June 30, 2011	Initial valuation of derivative liabilities upon issuance of new warrants during the period	Decrease in Fair Value of Derivative Liability	Exercise of warrants	Balance at December 31, 2011
2009 Unit Offering warrants	$3,854,119	$-	$(2,588,538)	$-	$1,265,581
First 2010 Unit Offering warrants	2,911,244	-	(1,849,599)	-	1,061,645
Second 2010 Unit Offering warrants	1,800,265	-	(1,094,991)	(590,462)	114,812
Third 2010 Unit Offering warrants	1,156,744	-	(858,869)	-	297,875
Incentive warrants	1,072,441	-	(738,036)	-	334,405
2011 Unit Offering warrants	3,736,897	-	(2,556,631)	-	1,180,266
Lender warrants	523,234	-	(375,767)	-	147,467
Warrants for advisory services and Arranger warrants	189,810	-	(136,900)	-	52,910
POSCAN warrants	-	3,779,978	(1,404,228)	-	2,375,750
Total	$15,244,754	$3,779,978	$(11,603,559)	$(590,462)	$6,830,711

Activity for derivative warrant instruments during the six months ended December 31, 2010 was as follows:

	Balance at June 30, 2010	Initial valuation of derivative liabilities upon issuance of new warrants during the period	Increase (Decrease) in Fair Value of Derivative Liability	Balance at December 31, 2010

2009 Unit Offering warrants	$6,313,769	$-	$(2,725,167)	$3,588,602
First 2010 Unit Offering warrants	1,715,959	236,937	660,847	2,613,743
Second 2010 Unit Offering warrants	-	151,361	1,107,695	1,259,056
Third 2010 Unit Offering warrants	-	601,752	1,785,793	2,387,545
	$8,029,728	$990,050	$829,168	$9,848,946

During the six months ended December 31, 2011, 4,200,000 warrants were exercised for aggregate proceeds of $210,000. The Company reduced the derivative liability by $590,462 based on the fair value of the warrants on the date of exercise and increased additional paid-in capital by the same amount.

The following is a summary of the assumptions used in the modified lattice valuation model as of the initial valuations of the derivative warrant instruments issued during the six months ended December 31, 2011, and 2010, respectively, and as of December 31, 2011 and 2010, respectively:

	Initial Valuations – December 31, 2011	Initial Valuations - December 31, 2010	Valuation as of December 31, 2010	Valuation as of December 31, 2011
Common stock issuable upon exercise of warrants	38,095,300	16,353,830	37,202,664	89,284,712

Market value of common stock on measurement date (1)	$0.145	$0.12-$0.30	$0.229	$0.067

Adjusted Exercise price	$0.40	$0.05 - $0.25	$0.05 - $0.64	$0.05- $0.48

Risk free interest rate (2)	0.42%	1.13% - 2.06%	2.01%	0.36%-.83%
Warrant lives in years	3.0	5.0	3.8-5.0	2.30-4.20
Expected volatility (3)	205%	151%-158%	158%	179%-217%
Expected dividend yield (4)	0	0	0	0
Assumed stock offerings per year over next five years (5)	1-2	1-2	1-2	1-2
Probability of stock offering in any year over five years (6)	100	100%	100%	100%
Range of percentage of existing shares offered (7)	10%-31%	10% - 30%	10% - 30%	10%-31%
Offering price range (8)	$0.21-$0.45	$0.15 - $1.50	$0.15- $1.50	$0.15-$0.50

(1)	The market value of common stock is the stock price at the close of trading on the date of issuance or at period-end, as applicable.

(2)	The risk-free interest rate was determined by management using the 3 or 5 year Treasury Bill as of the respective Offering or measurement date.

(3)	Because the Company does not have adequate trading history to determine its historical trading volatility, the volatility factor was estimated by management using the historical volatilities of comparable companies in the same industry and region.

(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

(5)	Management estimates the Company will have at least one stock offering in each of the next 5 years.

(6)	Management has determined that the probability of a stock offering is 100% in each of the next five years.

(7)	Management estimates that the range of percentages of existing shares offered in each stock offering will be between 10% and 31% of the shares outstanding.

(8)	Represents the estimated offering price range in future offerings as determined by management.

NOTE 9. DERIVATIVE LIABILITIES

The Company has determined that certain warrants the Company has issued contain provisions that protect holders from future issuances of the Company’s common stock at prices below such warrants’ respective exercise prices and these provisions could result in modification of the warrants exercise price based on a variable that is not an input to the fair value of a “fixed-for-fixed” option as defined under FASB ASC Topic No. 815 – 40.

The warrants (including any Agent warrants) issued in connection with the 2009 Unit Offering (as defined below) the 2010 Unit Offerings (as defined below),  the Incentive warrants (as defined below), the 2011 Unit Offering warrants (as defined below), the Lender Warrants, the Warrants issued for advisory services (as defined below) and the Arranger Warrants contain anti-dilution provisions that provide for a reduction in the exercise price of such warrants in the event that future common stock (or securities convertible into or exercisable for common stock) is issued (or becomes contractually issuable) at a price per share (a “Lower Price”) that is less than the exercise price of such warrant at the relevant time. The amount of any such adjustment is determined in accordance with the provisions of the relevant warrant agreement and depends upon the number of shares of common stock issued (or deemed issued) at the Lower Price and the extent to which the Lower Price is less than the exercise price of the warrant at the relevant time. In addition, the number of shares issuable upon exercise of the 2010 Unit Offering Warrants (as defined below), the Incentive warrants (as defined below) and all warrants issued to agents under both the 2009 Unit Offering, and the 2010 Unit Offerings will be increased inversely proportional to any decrease in the exercise price, thus preserving the aggregate exercise price of the warrants both before and after any such adjustment.

The fair values of the warrants issued in the 2009 Unit Offering, the 2010 Unit Offerings, the Incentive warrants, the 2011 Unit Offering, the Lender Warrants, the Arranger warrants and the warrants issued for advisory services were recognized as derivative warrant instruments at issuance or when they become issuable and are measured at fair value at each reporting period. The Company determined the fair values of these warrants using a modified lattice valuation model.

Activity for derivative warrant instruments during the year ended June 30, 2011 was as follows:

	Balance at June 30, 2010	Initial valuation of derivative liabilities upon issuance of new warrants during the period	Increase (Decrease) in Fair Value of Derivative Liability	Exercise of warrants	Balance at June 30, 2011
2009 Unit Offering warrants	$6,313,769	$-	$(2,459,650)	$-	$3,854,119
First 2010 Unit Offering warrants	1,715,959	236,937	958,348	-	2,911,244
Second 2010 Unit Offering warrants	-	151,360	4,231,216	(2,582,311)	1,800,265
Third 2010 Unit Offering warrants	-	757,772	2,421,207	(2,022,235)	1,156,744
Incentive warrants	-	1,068,320	4,121	-	1,072,441
2011 Unit Offering warrants	-	2,142,276	1,594,621	-	3,736,897
Lender warrants		1,132,000	(608,766)	-	523,234
Warrants for advisory services and Arranger warrants		214,760	(24,950)	-	189,810
Total	$8,029,728	$5,703,425	$6,116,147	$(4,604,546)	$15,244,754

Activity for derivative warrant instruments during the year ended June 30, 2010 was as follows:

	Balance at June 30 2009	Initial valuation of derivative liabilities upon issuance of new warrants during the year	Increase in Fair Value of Derivative Liability	Balance at June 30, 2010
2009 Unit Offering warrants	$-	$1,345,328	4,968,441	$6,313,769
First 2010 Unit Offering warrants	-	460,853	1,255,106	1,715,959
Total	$-	$1,806,181	$6,223,547	$8,029,728

During the year ended June 30, 2011, the Company issued 800,000 warrants to a third party company for advisory services (“Warrants for advisory services”).  The Warrants for advisory services contain anti-dilution provisions that provide for a reduction in the exercise price of such warrants in the event that future common stock (or securities convertible into or exercisable for common stock) is issued (or becomes contractually issuable) at a price per share (a “Lower Price”) that is less than the exercise price of such warrant at the relevant time.  The fair values of the Warrants for advisory services were recognized as derivative warrant instruments at issuance and are measured at fair value at each reporting period. The Company determined the fair value of the warrants was $157,010 at the issuance date.  This amount was recorded as general and administrative expenses for the year ending June 30, 2011.

During the year ended June 30, 2011, 14,023,336 warrants and Double Options, which are treated as warrants, were exercised for aggregate proceeds of $1,433,575. The Company reduced the derivative liability by $4,604,546 based on the fair value of the warrants on the date of exercise and increased additional paid-in capital by the same amount.

The following is a summary of the assumptions used in the modified lattice valuation model as of the initial valuations of the derivative warrant instruments issued during the years ended June 30, 2011, and June 30, 2010, respectively, and as of June 30, 2010, and June 30, 2011, respectively:

	Initial Valuations- June 30, 2010	Initial Valuations – June 30, 2011	June 30, 2010	June 30, 2011
Common stock issuable upon exercise of warrants	18,483,000	46,750,323	18,493,150	54,200,565

Market value of common stock on measurement date (1)	$0.38-$0.65	$0.12-$0.43	$0.39	$0.23

Adjusted Exercise price	$0.25-$1.00	$0.05-$0.50	$0.25 -$0.93	$0.05-$0.54

Risk free interest rate (2)	0.25%-4.41%	0.67%-2.20%	1.79%	0.81%-1.76%
Warrant lives in years	5.0	2.8-5.0	4.36-4.94	2.8-4.7
Expected volatility (3)	150%	151%-197%	150%	169%-197%
Expected dividend yield (4)	0	0	0	0
Assumed stock offerings per year over next five years (5)	1	1-2	1	1-2
Probability of stock offering in any year over five years (6)	100	100	100	100%
Range of percentage of existing shares offered (7)	10% - 30%	10%-31%	10% - 30%	10%-31%
Offering price range (8)	$0.25 - $1.50	$0.15-$1.50	$0.25 - $1.50	$0.21-$0.45

(1)	The market value of common stock is the stock price at the close of trading on the date of issuance or at year-end, as applicable.

(2)	The risk-free interest rate was determined by management using the 3 or 5 year Treasury Bill as of the respective Offering or measurement date.

(3)	Because the Company does not have adequate trading history to determine its historical trading volatility, the volatility factor was estimated by management using the historical volatilities of comparable companies in the same industry and region.

(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

(5)	Management estimates the Company will have at least one stock offering in each of the next 5 years.

(6)	Management has determined that the probability of a stock offering is 100% in each of the next five years.

(7)	Management estimates that the range of percentages of existing shares offered in each stock offering will be between 10% and 31% of the shares outstanding.

(8)	Represents the estimated offering price range in future offerings as determined by management.

Subsequent to June 30, 2011, the exercise price of certain Warrants and the number of shares issuable upon exercise of certain Warrants were further adjusted.  See Note 14.

STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 10.  STOCKHOLDERS’ EQUITY

Common Stock issuable for services

On June 27, 2011, the Company granted its Chief Executive Officer an award of 700,000 restricted shares of common stock under the 2009 Plan which vests in 1/3 increments each January 15th of 2012, 2013 and 2014. The value of the issuable shares was determined based on the $0.22 per share closing price of the common stock on the measurement date, and totaled $154,000. The Company will record stock compensation expense over the 3 year service period. During the six months ended December 31, 2011, the Company recorded $73,282 of stock compensation in connection with this agreement. No shares have been issued for the six months ending December 31, 2011.

Common Stock sales

July 1, 2011 through December 31, 2011

On August 24, 2011, we entered into a Securities Purchase Agreement (the “SPA”) and an Investor Rights Agreement (the “IRA”) with POSCO Canada Ltd. (“POSCAN”), a wholly owned subsidiary of POSCO ( a Korean company), (together, the “POSCAN Agreements”), pursuant to which on September 14, 2011, POSCAN purchased 38,095,300 Units for $0.21 per Unit or $8,000,013 ($7,314,069 net after offering expenses), with each “Unit” consisting of one share of our common stock and a three-year warrant (“POSCAN Warrants”) to purchase one share of our common stock at an exercise price of $0.40 per share.  A total of $3,779,978 of the proceeds were allocated to the value of the related POSCAN Warrants and recorded as derivative liabilities-warrant instruments (See Note 9).  The Company incurred finders’ fees equal to 7% of the gross proceeds received from the SPA.  At December 31, 2011, the Company has paid $400,000 of the fees and has $160,000 of Finders’ fees payable recorded in the consolidated balance sheet.

 POSCAN has committed to purchase an additional 47,619,000 Units at the same $0.21 price per Unit (for an aggregate additional purchase price of approximately $10 million) upon satisfaction of certain conditions, including:  (i) completion of an updated Measured and Indicated Resource Report prepared in compliance with Canadian National Instrument (“NI”) 43-101 standards that concludes that our Maricunga property meets certain technical requirements and that proceeding to the feasibility study phase for the Maricunga project is warranted; (ii) completion of a work program agreed to by us and POSCAN; and (iii) having the necessary permits and approvals in place for building and operating a brine test facility on the Maricunga property.  The SPA provides that we are to use the proceeds from such investments exclusively for activities related to the development of the Maricunga project, pursuant to budgets mutually agreeable to us and POSCAN.

The SPA includes provisions for POSCAN to purchase brine from the Maricunga property and test it at POSCAN’s test facility in Korea.  In addition, the SPA provides that we and POSCAN will discuss and evaluate the development, financing and construction of a brine testing facility on the Maricunga property, and that if such facility is built, we would (i) supply the test facility with brine and other materials and utilities and (ii) assist POSCAN in obtaining any rights, licenses and permits required to build and operate such facility.

The securities purchased by POSCAN will be restricted and may not be sold (subject to customary exceptions) until the earlier of nine months from their issuance or November 20, 2012.  Pursuant to the IRA, we have granted POSCAN the right to demand registration of the common stock included in the Units, and issuable upon exercise of the warrants included in the Units, commencing 12 months after the date of issuance of the Units and ending five years after the date of the IRA.  Our obligation to register any such shares shall terminate once they may be sold without registration in any 30 day period pursuant to Rule 144 under the Securities Act.  Upon a registration demand made by POSCAN pursuant to the IRA, we must file a registration statement covering the shares within 75 calendar days of such demand, and use our best efforts to have it declared effective within 120 calendar days of filing.  If we do not meet these deadlines, we must pay liquidated damages of 2% of the purchase price of the securities per month until such failures are cured (up to an aggregate maximum of 10%).  POSCAN will also have “piggy-back” registration rights with respect to such shares.

The IRA provides that we will appoint a director nominated by POSCAN to our Board of Directors, and will continue to nominate a POSCAN-designee at each annual meeting for as long as POSCAN owns not less than 10% of the issued and outstanding shares of our common stock.  So long as POSCAN holds any shares of our common stock (subject to customary exceptions), we shall not issue any new securities to any person unless we have also offered to POSCAN the right to purchase its pro rata share of such securities on the same terms and conditions as are offered, as to maintain its then percentage interest in our outstanding capital.  The IRA also provides that, until the earlier of (i) POSCAN owning less than 10% of our issued and outstanding common stock and (ii) our aggregate market capitalization exceeding $250 million, we may not undertake certain actions without the approval of POSCAN (which approval may be evidenced by the affirmative vote or consent of POSCAN’s director nominee), including:  a liquidation, merger or reorganization; a sale of all or substantially all of our assets; incurring indebtedness in excess of $1,000,000 (subject to certain exceptions); create or take any action that results in our holding the capital stock of any subsidiary that is not wholly owned (with certain exceptions); transfer or license our proprietary technology to a third party; substantially change the scope of our business; or amend or waive any non-competition or non-solicitation provision applicable to our Chief Executive Officer or Chief Operating Officer.

POSCO (with its subsidiaries) is a diversified company, with operations in energy, chemicals and materials and is one of the largest steel manufacturers in the world.   There can be no assurance that any final agreement will be reached with POSCAN with respect to a pilot plant, a commercial plant, any further investment by POSCAN, any purchase by POSCAN of our production, or otherwise.

The table below reflects the allocation of the gross proceeds from the POSCAN Offering during the six months ended December 31, 2011:

Par value of common stock issued	$38,095
Paid-in capital	3,495,996
Derivative warrant liabilities	3,779,978
Offering expenses	685,944
Total gross proceeds	$8,000,013

Stock Option Awards

Summary of stock option activity is presented in the table below:

	Number of Shares	Weighted- average Exercise Price	Weighted- average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at June 30, 2011	1,800,000	0.35	8.06	-
Forfeitures and expirations	(533,333)	0.25	-	-
Outstanding at December 31, 2011	1,266,667	$0.39	7.29	$-
Exercisable at December 31, 2011	600,000	$0.41	5.81	$-

During the six months ended December 31, 2011 and 2010, the Company recognized stock-based compensation expense of $69,571 and $129,774, respectively, related to stock options (of which $60,615 and $81,190 was related party for the six months ended December 31, 2011 and 2010, respectively – See Note 6).  As of December 31, 2011, there was approximately $96,605 of total unrecognized compensation cost related to non-vested stock options which is expected to be recognized ratably over a weighted-average period of approximately 1.61 years.

Warrants

Summary information regarding common stock warrants issued and outstanding as of December 31, 2011 is as follows:

	Warrants	Weighted Average Exercise Price
Outstanding at June 30, 2011	54,200,565	$0.35

Issued	38,095,300	0.40

Warrants issued pursuant to anti-dilution provisions	1,188,847	0.38
Exercised	(4,200,000)	0.05
Outstanding at December 31, 2011	89,284,712	$0.37

Warrants outstanding as of December 31, 2011

Issuance Date	Exercise Price	Outstanding Number of Shares	Remaining Life	Exercisable Number of Shares
November 10, 2009 – December 23, 2009	$0.31	7,162,305	2.9 – 3.0 years	7,162,305
November 10, 2009 – December 23, 2009	$0.48	7,211,339	2.9 – 3.0 years	7,211,339
June 9, 2010 – September 13, 2010	$0.32	9,575,516	3.4– 3.7 years	9,575,516
June 9, 2010 – July 13, 2010	$0.20	527,891	3.4 – 3.5 years	527,891
November 8-15, 2010	$0.05	1,400,000	3.9 years	1,400,000
December 9, 2010 – March 24, 2011	$0.15	4,806,878	3.9 – 4.2 years	4,806,878
March 24, 2011	$0.45	4,256,827	4.2 years	4,256,827
April 7, 2011	$0.37	11,960,050	2.4 years	11,960,050
April 7, 2011	$0.26	1,913,606	2.4 years	1,913,606
May 2, 2011	$0.43	1,500,000	4.3 years	1,500,000
May 2, 2011	$0.36	75,000	4.3 years	75,000
June 27, 2011	$0.37	800,000	2.3 years	800,000
September 14, 2011	$0.40	38,095,300	2.7 years	38,095,300
Total		89,284,712		89,284,712

The intrinsic value of warrants outstanding at December 31, 2011 was $23,800.

NOTE 10. STOCKHOLDERS’ EQUITY

Common Stock splits

On July 11, 2008, the Company declared a 3.031578 for 1 forward stock split on each share of its common stock issued and outstanding at the close of business on July 21, 2008, in the form of a stock dividend. All share and per share amounts have been retroactively adjusted for all periods presented.

On October 19, 2009, the Company’s Board of Directors declared a 15.625 for 1 forward stock split in the form of a dividend.  The record date for this stock dividend was November 20, 2009, and the payment and effective date was November 23, 2009. Shares issued prior to November 20, 2009 and per share amounts have been retroactively restated to reflect the impact of the stock split.

Common Stock issued for services

On October 19, 2009, the Company’ Board of Directors authorized the issuance of 1,500,000 shares of its common stock to its Chief Executive Officer as compensation for services to be rendered to the Company. Management determined the fair value of the stock issued to the Chief Executive Officer at $0.0032 per share based on the last sale price of the common stock on the OTC Bulletin Board on October 19, 2009. Accordingly, stock-based compensation expense of $4,800 was charged to operations for the year ended June 30, 2010.

On December 22, 2009, the Company’ Board of Directors authorized the issuance of 750,000 shares of its common stock in exchange for consulting services. Management determined the fair value of the stock issued to the consultant to be $0.61 per share based on the last sale price of the common stock on the OTC Bulletin Board on December 22, 2009. Accordingly, stock-based compensation expense of $457,500 was charged to operations for the year ended June 30, 2010.

In February 2010, the Company’ Board of Directors authorized the issuance of 375,000 shares of its common stock in exchange for consulting services. Management determined the fair value of the stock issued to the consultant to be $0.93 per share based on the last sale price of the common stock on the OTC Bulletin Board on February 16, 2010. Accordingly, stock-based compensation expense of $348,750 was charged to operations for the year ended June 30, 2010.

The Company’s chief executive officer gave certain of his common stock shares to four employees and a director for services rendered.  The Company recognized stock compensation expense of $129,500 for these services during the year ended June 30, 2010 at the fair value of the stock on the date of grant based on our trading price.

On November 24, 2010, the Company entered into an agreement (the “Compensation Modification Agreement”) with LW Securities, Ltd. (the “Finder”) in connection with private placement offerings which closed at various times between June 9, 2010, and September 13, 2010. The Compensation Modification Agreement provides, among other things, that in lieu of $105,000 of cash fees, the Company would issue the Finder 1,000,000 shares of common stock. In February 2011, the Company issued the Finder 1,000,000 shares in accordance with the Compensation Modification Agreement. The Company valued the shares issued pursuant to the Compensation Modification Agreement at $385,000, which is equal to 1,000,000 shares of common stock issued at the measurement date at a closing price of $0.385 per share. The Company recorded the difference of $280,000 as general and administrative expenses.

On December 30, 2010, the Company reached an agreement with its legal counsel (the “Firm”), pursuant to which the Company issued in February 2011, 608,310 shares of common stock to the Firm for outstanding legal fees and expenses. The value of the shares was determined based on the $0.385 closing price of the common stock on the measurement date, and totaled $234,199. The Company recorded the amount to general and administrative expenses.

 On December 30, 2010, the Company reached an agreement (the “Settlement Agreement”) with an individual the Company had been considering hiring as an executive officer (the “Candidate”) to settle certain potential claims relating to the Company’s proposed employment of the Candidate. Pursuant to the Settlement Agreement, the Company issued in February 2011, 1,000,000 shares of common stock to the Candidate. The Company valued the 1,000,000 shares of common stock at $385,000 based on the $0.385 closing price of the common stock on the measurement date. The Company recorded general and administrative expenses of $385,000 in connection with this agreement.

On June 27, 2011, the Company issued 120,000 shares of common stock for services to a vendor.  The value of the issuable shares was determined based on the $0.22 closing price of the common stock on the measurement date, and totaled $26,400. The Company recorded the amount to general and administrative expenses.

Investment Agreement

The Company entered into an Investment Agreement (the “Investment Agreement”) with Centurion Private Equity, LLC (the “Investor”), dated December 2, 2010, pursuant to which, subject to certain conditions, the Company may sell newly issued shares of common stock (the “Put Shares”) to the Investor from time to time during the commitment period (each such sale, a “Put”) subject to certain dollar and share volume limitations for each Put. Provided that the relevant conditions are met, the Company may make Puts under the Investment Agreement from time to time until 24 months from the date the Registration Statement (as defined below) is declared effective or until all Puts under the Investment Agreement have reached an aggregate gross sales price of $10 million, if sooner.

The Investment Agreement prohibits the Company’s issuance of equity securities (including common stock and securities convertible into, or exercisable or exchangeable for, common stock), which are future-priced or subject to price reset provisions, during the period after the date of the Investment Agreement and prior to 30 days after the Termination Date of the Investment Agreement. The Investment Agreement further provides that, subject to certain exceptions, the Investor shall have a right of first refusal with respect to any private capital raising transactions involving the Company’s equity securities that closes between the date of the Investment Agreement and 60 days after the Termination Date.

In connection with the Investment Agreement, the Company issued 87,096 shares of common stock to the Investor on August 27, 2010 and recorded general and administrative expense of $26,129 based on the $0.30 per share market price of common stock on that date. As consideration for entering into the Investment Agreement, the Company also issued 1,551,253 shares to the Investor on December 2, 2010 and recorded general and administrative expense of $358,339 based on the $0.231 per share market price of the common stock on that date.

Common Stock issuable for services

On June 27, 2011, the Company granted its Chief Executive Officer an award of 700,000 shares of the Company’s common stock  which vests in 1/3 increments on each of January 15, 2012, January 15, 2013 and January 15, 2014. The value of the issuable shares was determined based on the $0.22 closing price of the common stock on the measurement date, and totaled $154,000. The Company will record stock compensation expense over the 3 year service period.  During the year ended June 30, 2011, the Company recorded $1,593 of stock compensation in connection with this agreement. No shares have been issued as of June 30, 2011.

Common Stock issued for acquisition of mineral rights

On March 12, 2010, the Company’ Board of Directors authorized the issuance of 4,000,000 shares of its common stock valued at $3,640,000  as part of its acquisition of mineral rights from Next Lithium.  Management determined the fair value of the stock issued to be $0.91 per share based on the last sale price of the common stock on the OTC Bulletin Board on that date.

On August 3, 2010, the Company issued 10,000,000 shares of its common stock valued at $3,900,000 as part of its acquisition of mineral rights in connection with the Alfredo acquisition (See Note 4). Management determined the fair value of the stock issued to be $0.39 per share based on the last sale price of the common stock on the OTC Bulletin Board on that date.

On June 2, 2011, the Company issued of 127,500,000 shares of its common stock valued at $31,875,000 as part of its acquisition of mineral rights in connection with the Maricunga acquisition (See Note 4). Management determined the fair value of the stock issued to be $0.25 per share based on the last sale price of the common stock on the OTC Bulletin Board on that date.

Common Stock issued in connection with Settlement Agreements

During the year ended June 30, 2011, the Company reached a settlement agreement with Puna, pursuant to which the Company issued Puna 6,000,000 shares of common stock in full satisfaction of any and all obligations the Company may have to Puna. The Company recorded settlement expense of $1,920,000 ($0.32 per share) determined based upon the fair value of the common stock on the issuance date.

On November 24, 2010, the Company entered into a termination, settlement and release agreement with Lacus in exchange for a $150,000 cash payment and 500,000 shares of common stock to settle potential Lacus claims related to the Puna Lithium transaction. The 500,000 shares are recorded in the amount of $192,500, which was based on a fair value of $0.385 per share of common stock on the measurement date.  As the Company had recorded $765,000 of accrued liabilities as of June 30, 2010 related to Lacus, the Company recorded a gain on settlement of $422,500 during the year ended June 30, 2011 as a result of the settlement.   The Company paid the $150,000 cash payment to Lacus during January 2011.  In February 2011, the Company issued Lacus the 500,000 shares. At June 30, 2011, the Company has no amounts owed to Lacus.

Common Stock sales

On June 24, 2005, the Company issued 35,526,336 shares of common stock to a director for cash valued at approximately $0.000105 per share for total consideration of $3,750.

On June 24, 2005, the Company issued 35,526,336 shares of common stock to a director for cash valued at approximately $0.000105 per share for total consideration of $3,750.

On March 14, 2006, the Company issued 47,368,454 shares of common stock for cash valued at approximately $0.001056 per share for total consideration of $50,000.

On February 7, 2008, the Company issued 2,631,595 shares of common stock for cash valued at approximately $0.019 per share for a total consideration of $50,000.

2009 Unit Offering

On October 19, 2009, the Board of Directors authorized the Company to offer up to a maximum of 16,000,000 units (the “2009 Unit Offering”) at an offering price of $0.25 per 2009 Unit. Each Unit consisted of (i) one share of the Company’s common stock, (ii) warrants representing the right to purchase one-half of one (0.5) share of common stock, exercisable for a period of five years at an exercise price of $0.50 per whole share (the “A Warrants”), and (iii) warrants representing the right to purchase one-half of one (0.5) share of common stock, exercisable for a period of five years at an exercise price of $1.00 per whole share (the “B Warrants,” and together with the A Warrants, the “2009 Warrants”).

On November 10, 2009 (the “Initial Closing’), the Company sold 6,400,000 2009 Units for total proceeds to the Company of $1,600,000 ($1,557,608 net after offering expenses).  A total of $532,986 of the proceeds were allocated to the value of the warrant instruments and recorded as derivative liabilities-warrant instruments.

On November 12, 2009, the Company completed the second closing (the “Second Closing”) of the 2009 Unit Offering. In the Second Closing, the Company sold 2,120,000 2009 Units for an aggregate of $530,000 ($524,650 net after offering expenses). A total of $223,083 of the proceeds were allocated to the value of the warrant instruments and recorded as derivative liabilities-warrant instruments.

On November 17, 2009, the Company completed the third closing (the “Third Closing”) of the 2009 Unit Offering.  In the Third Closing, the Company sold 1,820,000 2009 Units for an aggregate of $455,000 ($423,757 after offering expenses). A total of $186,993 of the proceeds were allocated to the value of the warrant instruments and recorded as derivative liabilities-warrant instruments.

On December 15, 2009, the Company completed the fourth closing (the “Fourth Closing”) of the 2009 Unit Offering.  In the Fourth Closing, the Company sold 1,900,000 2009 Units for an aggregate of $475,000 ($470,141 net after offering expenses). A total of $208,019 of the proceeds were allocated to the value of the warrant instruments and recorded as derivative liabilities-warrant instruments.

On December 23, 2009, the Company completed the fifth and final closing (the “Final Closing”) of the 2009 Unit Offering.  In the Final Closing, the Company sold 1,760,000 2009 Units for an aggregate of $440,000 ($363,368 net after offering expenses). A total of $194,247 of the proceeds were allocated to the value of the warrant instruments and recorded as derivative liabilities-warrant instruments.

In the aggregate, the Company sold 14,000,000 Units for gross proceeds of $3,500,000 ($3,339,524 net after offering expenses) during the 2009 Unit Offering during the year ended June 30, 2010. In connection with the 2009 Unit Offering, the Company issued an aggregate of 101,500 additional A Warrants and 101,500 additional B Warrants (together the “2009 Agent Warrants”) as compensation to finders and placement agents.

  First 2010 Unit Offering

In June 2010, the Board of Directors authorized the Company to offer up to a maximum of 20,000,000 units (the “First 2010 Unit Offering”), plus up to an additional 8,000,000 units to cover over-allotments, at a purchase price of $0.25 per unit (a “C Unit”). Each C Unit consisted of (i) one share of the Company’s common stock, and (ii) a warrant (a “C Warrant”) representing the right to purchase one share of common stock, exercisable for a period of two years at an exercise price of $0.70 per share.

On June 9, 2010, the Company sold 4,000,000 C Units (the “Initial C Closing”) for total proceeds to the Company of $1,000,000 ($749,796, net after offering expenses). In connection with the Initial C Closing, the Company also became obligated to issue to a placement agent five-year warrants (“C Agent Warrants”) to purchase an aggregate of 280,000 shares of common stock at an exercise price of $0.25 per share, and incurred placement agent fees of $175,000. A total of $460,853 of the proceeds were allocated to the value of the warrant instruments and recorded as derivative liabilities-warrant instruments. On June 23, 2010, the Company revised the terms of the C Warrants issued in connection with the First 2010 Unit Offering to decrease the warrant exercise price to $0.50 per share (from $0.70 per share) and increase the term to five years, from two years.

On July 13, 2010, the Company completed the second closing (the “Second C Closing”) of the First 2010 Unit Offering. In the Second C Closing, the Company sold 2,000,000 C Units for an aggregate of $500,000 ($452,755 net after offering expenses). In connection with the Second C Closing, the Company also became obligated to issue to a placement agent C Agent Warrants to purchase an aggregate of 140,000 shares of common stock at an exercise price of $0.25 per share, and incurred placement agent fees of $35,000.  A total of $219,871 of the proceeds were allocated to the value of the related C Warrants and recorded as derivative liabilities-warrant instruments.

On September 13, 2010, the Company completed the third and final closing (the “Third C Closing”) of the First 2010 Unit Offering. In the Third C Closing, the Company sold 160,000 C Units for an aggregate of $40,000 ($35,243 net after offering expenses). A total of $17,066 of the proceeds were allocated to the value of the related C Warrants and recorded as derivative liabilities-warrant instruments.

In the aggregate, during the First 2010 Unit Offering, the Company sold 6,160,000 C Units for gross proceeds of $1,540,000 ($1,237,794 net after offering expenses) and issued 420,000 C Agent Warrants as compensation to the finders and placement agents.

Second 2010 Unit Offering

On November 8, 2010, Board of Directors authorized the Company to hold an initial closing of a private placement offering (the “Second 2010 Unit Offering”) of 2,000,000 units of its securities to investors for gross proceeds of $100,000, at an offering price of $0.05 per unit (a “D Unit”). The subscription agreements between the Company and each investor in the Second 2010 Unit Offering provide each investor with the right (the “Double Option”), subject to certain conditions, to purchase, at any time prior to November 8, 2011, a number of additional D Units up to the number of D Units purchased at the closing of the Second 2010 Unit Offering (“Double Units”) by such investor. The subscription agreements provide the investors with certain “piggyback” registration rights covering the shares of Common Stock included in the D Units (including any Double Units) and the shares of Common Stock issuable upon exercise of the D Warrants (including D Warrants included in any Double Units). Each “D Unit” consists of one share of the Company’s common stock and a warrant (a “D Warrant”) to purchase one share of common stock at an exercise price of $0.05 per share. The D Warrants will be exercisable from issuance until five years after the final closing of the Second 2010 Unit Offering.

The Company determined that, in substance, the Second 2010 Unit Offering involved the issuance of three separate derivatives, one being the D Warrants included in the D Units, and the other two being components of the Double Options, which consist of the right to purchase (the “Double Option Common Component“) the shares of Common Stock included in the Double Units for $0.05 until November 7, 2011, and the additional D Warrants (the “Double D Warrants”) that would be included in any Double Units issued upon exercise of the Double Option. A total of $76,575 of the proceeds were allocated to the value of the D Warrants included in the D Units, the Double Option Common Component and the Double D Warrants and recorded as derivative liabilities-warrant instruments.

On November 15, 2010, the Company held a second and final closing of the Second 2010 Offering in which an additional 2,000,000 D Units were sold for gross proceeds of $100,000. A total of $74,786 of the proceeds were allocated to the value of the D Warrants included in such D Units, as well as the related Double Option Common Component and Double D Warrants and recorded as derivative liabilities-warrant instruments. In the aggregate, the Company sold 4,000,000 D Units in the Second 2010 Unit Offering for aggregate gross proceeds of $200,000 ($151,361 net of offering costs).

Each of the 4,000,000 Double Options has an exercise price of $0.05 per Double Unit, consisting of one share of the Company’s common stock and a D Warrant. The Double Options will be exercisable until November 7, 2011.

During the year ended June 30, 2011, 3,800,000 Double Options were exercised for gross proceeds of $190,000 to purchase 3,800,000 Double Units. Also, during the year ended June 30, 2011, 2,000,000 D Warrants were exercised for gross proceeds of $100,000, and 600,000 warrants were exercised in a cashless exercise resulting in the issuance of 515,254 shares of common stock.

Third 2010 Unit Offering

On December 9, 2010, the Board of Directors authorized the Company to offer up to a maximum of 10,000,000 units (the “Third 2010 Unit Offering” and, together with the First 2010 Unit Offering and the Second 2010 Unit Offering, the “2010 Unit Offerings”) at a purchase price of $0.15 per unit (an “E Unit”). On January 6, 2011, the Board of Directors increased the maximum number of E Units from 10,000,000 units to 13,333,334 units. Each “E Unit” consisted of (i) one share of the Company’s common stock, and (ii) a warrant (“E Warrant”) representing the right to purchase one share of common stock, exercisable for a period of five years at an exercise price of $0.15 per share.

On December 9, 2010, the Company completed the first closing of the Third 2010 Unit Offering. The Company sold 3,333,338 E Units for an aggregate of $500,000 ($443,157 net after offering expenses). The Company also became obligated to issue to a placement agent five-year warrants (“E Agent Warrants”) to purchase an aggregate of 186,667 shares of common stock at an exercise price of $0.15 per share.  A total of $221,947 of the proceeds were allocated to the value of the related E Warrants and recorded as derivative liabilities-warrant instruments.

On December 17, 2010, the Company completed the second closing of the Third 2010 Unit Offering. The Company sold 5,383,325 E Units for an aggregate of $807,499 ($706,883 net after offering expenses). The Company also became obligated to issue to a placement agent E Agent Warrants to purchase an aggregate of 330,166 shares of common stock at an exercise price of $0.15 per share.  A total of $338,255 of the proceeds were allocated to the value of the related E Warrants and recorded as derivative liabilities-warrant instruments.

On December 30, 2010, the Company completed the third closing of the Third 2010 Unit Offering. The Company sold 766,667 E Units for an aggregate of $115,000 ($106,875 net after offering expenses). The Company also became obligated to issue to a placement agent E Agent Warrants to purchase an aggregate of 53,667 shares of common stock at an exercise price of $0.15 per share.  A total of $41,550 of the proceeds were allocated to the value of the related E Warrants and recorded as derivative liabilities-warrant instruments.

On January 31, 2011, the Company completed the fourth closing of the Third 2010 Unit Offering. The Company sold 1,783,333 E Units for an aggregate of $267,500 ($226,467 net after offering expenses). The Company also became obligated to issue to a placement agent E Agent Warrants to purchase an aggregate of 124,833 shares of common stock at an exercise price of $0.15 per share.  A total of $133,212 of the proceeds were allocated to the value of the related E Warrants and recorded as derivative liabilities-warrant instruments.

On February 23, 2011, the Company completed the fifth closing of the Third 2010 Unit Offering. The Company sold 400,000 E Units for an aggregate of $60,000 ($43,530 net after offering expenses). The Company also became obligated to issue to a placement agent E Agent Warrants to purchase an aggregate of 28,000 shares of common stock at an exercise price of $0.15 per share.  A total of $22,808 of the proceeds were allocated to the value of the related E Warrants and recorded as derivative liabilities-warrant instruments.

2011 Offering

On March 22, 2011, the Board of Directors approved a private placement offering (the “2011 Offering”) to investors of up to $10,000,000 worth of units of securities at an offering price of $0.27 per unit (“G Unit”).  Each G Unit consisted of (i) one share of our common stock, par value $0.001 per share, and (ii) a warrant to purchase one-half of a share of common stock, at an exercise price of $0.40 per whole share (“G Warrant”, or “2011 Unit Offering warrant”). The G Warrants are exercisable for a period of three years.   On April 7, April 13, May 3, May 6, and May 19, 2011, the Company held closings of the 2011 Offering with respect to an aggregate of 23,920,071 units of its securities, for aggregate gross proceeds of approximately $6,458,189 ($5,720,918 net after offering expenses and placement agent fees).  The Company also issued to placement agents and finders warrants to purchase an aggregate of 1,913,606 shares of common stock at an exercise price of $0.27 per share and exercisable for a period of three years.  A total of $2,142,276 of the proceeds were allocated to the value of the related G Warrants and recorded as derivative liabilities-warrant instruments.

Pursuant to a registration rights agreement for the 2011 Offering, we agreed to file a registration statement with the Securities and Exchange Commission within 75 days after the closing date (June 21, 2011) to register the shares of common stock and the shares of common stock underlying the G warrants under the Securities Act of 1933, as amended, and to use our best efforts to cause such registration statement to become effective within 150 days after the filing date, all at our own expense.  Pursuant to the registration rights agreement, in the event the Company does not meet these deadlines, we have agreed to pay the investors monetary penalties of 2% of their investment per month until such failures are cured (up to an aggregate maximum penalty of 10%).  The Company did not file the registration statement with the Securities and Exchange Commission until July 1, 2011.  The Company recorded an accrual for monetary penalties of $38,750 in accrued liabilities during the year ended June 30, 2011.

Warrant inducement

On March 2, 2011, as an incentive to each holder of the E warrants (each “E Warrantholder”), of which there were 12,389,996 warrants outstanding prior to this incentive, the Company offered each of the E Warrantholders an additional ½ warrant (“F Warrant”, or “Incentive Warrant”) with a $0.50 exercise price exercisable until February 22, 2016 for each E warrant exercised prior to March 23, 2011, and then subsequently extended to May 31, 2011. A total of 7,623,336 E warrants were exercised during the year ended June 30, 2011, in connection with this warrant inducement, resulting in gross proceeds of $1,143,550. As a result, the Company issued 3,811,671 F Warrants.  The Company recorded the value of the Incentive Warrants as a $1,068,320 warrant modification expense in the consolidated income statement during the year ended June 30, 2011.

Summary – offerings during the year ended June 30, 2011

The table below reflects the allocation of the gross proceeds from C Units subscribed from the First 2010 Unit Offering during the year ended June 30, 2011:

Par value of common stock issued	$2,160
Paid-in capital	248,901
Derivative warrant liabilities	236,937
Offering expenses	52,002
Total gross proceeds	$540,000

The table below reflects the allocation of the gross proceeds from the Second 2010 Unit Offering for D Units subscribed during the year ended June 30, 2011:

Par value of common stock issued	$4,000
Paid-in capital	44,639
Derivative warrant liabilities	151,361
Total gross proceeds	$200,000

The table below reflects the allocation of the gross proceeds from the Third 2010 Unit Offering for E Units subscribed during the year ended June 30, 2011:

Par value of common stock issued	$11,667
Paid-in capital	757,473
Derivative warrant liabilities	757,772
Offering expenses	223,087
Total gross proceeds	$1,749,999

 The table below reflects the allocation of the gross proceeds from the 2011 Unit Offering for G Units subscribed during the year ended June 30, 2011:

Par value of common stock issued	$23,920
Paid-in capital	3,554,723
Derivative warrant liabilities	2,142,276
Offering expenses	737,271
Total gross proceeds	$6,458,189

Summary – offerings during the year ended June 30, 2010

The table below reflects the allocation of the gross proceeds from the 2009 Unit Offering during the year ended June 30, 2010:

Par value of common stock issued	$14,000
Paid-in capital	1,980,196
Derivative warrant liabilities	1,345,328
Offering expenses	160,476
Total gross proceeds	$3,500,000

The table below reflects the allocation of the gross proceeds from the Initial 2010 Unit Offering Closing during the year ended June 30, 2010:

Par value of common stock issued	$4,000
Paid-in capital	284,943
Derivative warrant liabilities	460,853
Offering expenses	250,204
Total gross proceeds	$1,000,000

Common Stock cancelled

On October 19, 2009, 71,052,626 shares of the Company’s common stock owned by the founding director, were surrendered in exchange for the Company’s interest in a wholly-owned subsidiary of the Company (“Split-Off Subsidiary”) to which the Company had contributed the assets and liabilities of the Legacy Business.  The net assets of the Split-Off Subsidiary were $0 as of October 19, 2009.  Therefore, this transaction was valued at $0.

2009 Equity Incentive Plan

On October 19, 2009, stockholders representing approximately fifty-nine percent (59%) of the Company’s issued and outstanding capital stock executed a written consent in lieu of a meeting and approved the creation of the 2009 Equity Incentive Plan (the “2009 Plan”).  The 2009 Plan provides for the issuance of both non-statutory and incentive stock options and other awards to acquire, in the aggregate, up to 5,000,000 shares of the Company’s common stock.

Stock Option Awards

On December 9, 2009, the Company granted non-statutory options to purchase (i) 500,000 shares of its common stock to a newly appointed director and (i) 50,000 shares of its common stock to each of two newly appointed directors.  These were granted with an exercise price equal to $0.25 per share, which was the price at which the Company was selling 2009 Units in the contemporaneous 2009 Unit Offering.   The stock price on the grant date was $0.46 per share.  As a result, the intrinsic value for these options on the grant date was $126,000. These options vest in three equal installments on each of the first, second and third anniversaries of the date of grant and expire after ten years.

A director resigned on February 18, 2010 and in connection with this termination, 50,000 stock options were forfeited. The resigning director entered into a consulting arrangement with the Company at such time, and subsequently received a separate option under the 2009 Plan to purchase 50,000 shares of common stock with a two-year term and an exercise price equal to $1.00 per share that immediately vested.  The fair value of the options of $37,091 was immediately expensed and the options had no intrinsic value on the date of issuance.

On April 22, 2010, the Company’s Board of Directors granted options under the 2009 Plan to purchase 200,000 shares of its common stock to a consultant.  These options vested immediately and have a 5 year term. They were granted with an exercise price equal to $0.32 per share. The stock price on the grant date was $0.67 per share.  As a result, the intrinsic value and fair value for these options on the grant date was $70,000 and $114,783, respectively.  The fair value of $114,783 was immediately expensed

On August 26, 2010 the Company granted 1,000,000 options to purchase shares of its common stock to MIZ in connection with the Company’s hiring of an affiliate of MIZ as its newly appointed Chief Operating Officer.  These options were granted with an exercise price of $0.38 per share, which was also the stock price on the grant date.  As a result, the intrinsic value and estimated fair value for these options on the grant date was $0 and $343,310, respectively. These options vest in three equal installments on each of the first, second and third anniversaries of the date of grant and expire after ten years.

Summary of stock option activity is presented in the table below:

	Number of Shares	Weighted- average Exercise Price	Weighted- average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at June 30, 2009	-	-	-	-
Granted	850,000	$0.31	7.83	$-
Exercised	-	-	-	-
Expired/Forfeited	(50,000)	0.25	9.81	-
Outstanding at June 30, 2010	800,000	0.31	7.73	-
Granted	1,000,000	0.38	10.00	-
Outstanding at June 30, 2011	1,800,000	$0.35	8.06	$-
Exercisable at June 30, 2011	433,333	$0.46	2.96	$-

During the year ended June 30, 2011, the 1,000,000 options that were granted had a weighted average grant-date fair value of $0.34 per share.  During the year ended June 30, 2010, the 850,000 options that were granted had a weighted average grant-date fair value of $0.47 per share.   During the years ended June 30, 2011, and 2010, the Company recognized stock-based compensation expense of $283,759 and $199,397, respectively related to stock options, of which $186,090 and $0, respectively was attributable to a related party.  As of June 30, 2011, there was approximately $210,233 of total unrecognized compensation cost related to non-vested stock options which is expected to be recognized over a weighted-average period of approximately 1.87 years.

The fair value of the options granted during the years ended June 30, 2011 and 2010 were estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	June 30, 2011		June 30, 2010
Market value of stock on grant date	$0.38		$0.46 -$0.91
Risk-free interest rate (1)	2.08	%(1)	2.57%-3.23	%(1)
Dividend yield	0.00%		0.00%
Volatility factor	150%		133.67%-188.7%
Weighted average expected life (2)	6.0 years	(2)	2.0 – 6.5 years	(2)
Expected forfeiture rate	5%		5%

(1)	The risk-free interest rate was determined by management using the U.S. Treasury zero-coupon yield over the contractual term of the option on date of grant.

(2)	Due to a lack of stock option exercise history, the Company uses the simplified method under SAB 107 to estimate expected term.

Warrants

Summary information regarding common stock warrants outstanding is as follows:

	Warrants	Weighted Average Exercise Price
Outstanding at June 30, 2009	-	-
Issued	18,483,000	$0.69
Warrants issued pursuant to anti-dilution provisions	10,150	0.80
Outstanding at June 30, 2010	18,493,150	0.66
Issued	46,750,323	0.25
Warrants issued pursuant to anti-dilution provisions	2,980,428	0.34
Exercised	(14,023,336)	0.10
Outstanding at June 30, 2011	54,200,565	0.35

Warrants outstanding as of June 30, 2011

Issuance Date	Exercise Price	Outstanding Number of Shares	Remaining Life	Exercisable Number of Shares
November 10, 2009 – December 23, 2009	$0.33	7,151,532	3.4 – 3.5 years	7,151,532
November 10, 2009 – December 23, 2009	$0.54	7,188,392	3.4 – 3.5 years	7,188,392
June 9, 2010 – September 13, 2010	$0.35	8,914,749	3.9 – 4.2 years	8,914,749
June 9, 2010 – July 13, 2010	$0.20	518,905	3.9 - 4.0 years	518,905
November 8-15, 2010	$0.05	5,600,000	4.4 years	5,600,000
December 9, 2010 – March 24, 2011	$0.15	4,766,660	4.4 – 4.7 years	4,766,660
March 24, 2011	$0.40	3,811,671	4.7 years	3,811,671
April 7, 2011	$0.50	11,960,050	2.9 years	11,960,050
April 7, 2011	$0.27	1,913,606	2.9 years	1,913,606
May 2, 2011	$0.50	1,500,000	4.8 years	1,500,000
May 2, 2011	$0.40	75,000	4.8 years	75,000
June 27, 2011	$0.40	800,00	2.8 years	800,000
Total		54,200,565		54,200,565

The intrinsic value of warrants outstanding at June 30, 2011 was $421,137.

FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

NOTE 11.   FAIR VALUE MEASUREMENTS

As defined in FASB ASC Topic No. 820 – 10, fair value is the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FASB ASC Topic No. 820 – 10 requires disclosure that establishes a framework for measuring fair value and expands disclosure about fair value measurements. The statement requires fair value measurements be classified and disclosed in one of the following categories:

Level 1:	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. The Company considers active markets as those in which transactions for the assets or liabilities occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability. This category includes those derivative instruments that the Company values using observable market data. Substantially all of these inputs are observable in the marketplace throughout the term of the derivative instruments, can be derived from observable data, or supported by observable levels at which transactions are executed in the marketplace.

Level 3:	Measured based on prices or valuation models that require inputs that are both significant to the fair value measurement and less observable from objective sources (i.e. supported by little or no market activity). The Company’s valuation models are primarily industry standard models. Level 3 instruments include derivative warrant instruments. The Company does not have sufficient corroborating evidence to support classifying these assets and liabilities as Level 1 or Level 2.

Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels. The estimated fair value of the derivative warrant instruments was calculated using a modified lattice valuation model.

 Fair Value on a Recurring Basis

The following table sets forth, by level within the fair value hierarchy, the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2011:

Description	Quoted Prices In Active Markets for Identical Assets Level 1	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Carrying Value
Derivative liabilities - warrant instruments	$-	$-	$6,830,711	$6,830,711

The following table sets forth, by level within the fair value hierarchy, the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2011:

Description	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Carrying Value
Derivative liabilities - warrant instruments	$-	$-	$15,244,754	$15,244,754

The following table sets forth a reconciliation of changes in the fair value of financial assets and liabilities classified as level 3 in the fair value hierarchy:

	Significant Unobservable Inputs (Level 3)
	Six Months ended
	December 31,	December 31,
	2011	2010
Balance as of June 30,	$(15,244,754)	$(8,029,728)
Change in fair value	6,948,644	2,772,726
Additions	(3,779,978)	(236,937)
Exercise of warrants	561,965	-
Balance as of September 30,	$(11,514,123)	$(5,493,939)
Change in fair value	4,654,915	(3,601,894)
Additions	-	(753,113)
Exercise of warrants	28,497	-
Balance as of December, 31	$(6,830,711)	$(9,848,946)
Change in fair value of derivative warrant instruments included in earnings for the three months ended December 31, 2011 and 2010	4,654,915	(3,601,894)
Change in fair value of derivative warrant instruments included in earnings for the six months ended December 31, 2011 and 2010	$11,603,559	$(829,168)

The Company recorded a realized loss of $537,486 on the settlement of a portion of the warrant derivative liability due to the exercise of certain warrants, and which is included in the change in the fair value of warrant derivative liability in the consolidated income statement during the period ended December 31, 2011.

NOTE 11.   FAIR VALUE MEASUREMENTS

As defined in FASB ASC Topic No. 820 – 10, fair value is the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FASB ASC Topic No. 820 – 10 requires disclosure that establishes a framework for measuring fair value and expands disclosure about fair value measurements. The statement requires fair value measurements be classified and disclosed in one of the following categories:

Level 1:	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. The Company considers active markets as those in which transactions for the assets or liabilities occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability. This category includes those derivative instruments that the Company values using observable market data. Substantially all of these inputs are observable in the marketplace throughout the term of the derivative instruments, can be derived from observable data, or supported by observable levels at which transactions are executed in the marketplace.

Level 3:	Measured based on prices or valuation models that require inputs that are both significant to the fair value measurement and less observable from objective sources (i.e. supported by little or no market activity). The Company’s valuation models are primarily industry standard models. Level 3 instruments include derivative warrant instruments. The Company does not have sufficient corroborating evidence to support classifying these assets and liabilities as Level 1 or Level 2.

As required by FASB ASC Topic No. 820 – 10, financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels. The estimated fair value of the derivative warrant instruments was calculated using a modified lattice valuation model (See Note 9).

Fair Value on a Recurring Basis

The following table sets forth, by level within the fair value hierarchy, the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2011:

Description	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Carrying Value
Derivative liabilities - warrant instruments	$-	$-	$15,244,754	$15,244,754

The following table sets forth, by level within the fair value hierarchy, the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2010:

Description	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Carrying Value
Derivative liabilities - warrant instruments	$-	$-	$8,029,728	$8,029,728

The following table sets forth a reconciliation of changes in the fair value of financial liabilities classified as level 3 in the fair value hierarchy:

	Significant Unobservable Inputs (Level 3) Year Ended
	June 30, 2011	June 30, 2010
Balance as of June 30,	$(8,029,728)	$-
Change in fair value	(6,116,147)	(6,223,547)
Additions	(4,635,105)	(1,806,181)
Warrant modification	(1,068,320)	-
Exercise of Warrants	4,604,546	-
Balance June 30,	$(15,244,754)	$(8,029,728)

Change in fair value of derivative warrant instruments included in earnings for the year ended June 30, 2011 and 2010	$(6,116,147)	$(6,223,547)

The Company recorded a realized loss of $4,069,165 on the settlement of a portion of the warrant derivative liability due to the exercise of certain warrants, and which is included in the change in the fair value of warrant derivative liability in the consolidated income statement during the year ended June 30, 2011.

INCOME TAXES	12 Months Ended
Jun. 30, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 12. INCOME TAXES

The Company files a U.S. federal income tax return.  The Company’s foreign subsidiaries file income tax returns in their jurisdictions.

The components of the Company’s consolidated net loss before income taxes are as follows as of the years ended June 30:

	2011	2010

U.S.	$18,490,342	$15,729,027
Foreign	729,040	319,655
Total	$19,219,382	$16,048,682

The components of the Company’s deferred tax assets at June 30, 2011 and 2010 are as follows:

	2011	2010
Deferred tax assets:
Net operating loss carry-forwards	$3,421,876	$1,744,423
Stock-based compensation	1,294,879	387,582
Impairment of mineral rights	2,996,687	1,604,387
Valuation allowance	(7,611,366)	(3,736,392)
Total deferred tax assets	102,076	-
Deferred tax liability:
Beneficial conversion feature and other	(102,076)	-
Net deferred tax assets	$-	$-

The following table provides reconciliation between income taxes computed at the federal statutory rate and our provision for income taxes at June 30:

	2011	2010
Federal income taxes at 34%	$(6,490,627)	$(5,443,766)
Change in fair value of derivative liability - warrant instruments	2,079,490	2,116,006
Warrant modification expense	363,229	-
Amortization of beneficial conversion feature	126,740	-
Change in valuation allowance	3,874,974	3,327,760
Other	46,194	-
Provision for income taxes	-	-

Unless previously utilized, $10,064,341 of federal tax loss carryforwards will begin to expire in 2029.  Federal tax laws limit the time during which the net operating loss carry-forwards may be applied against future taxes, and if the Company fails to generate taxable income prior to the expiration dates it may not be able to fully utilize the net operating loss carry-forwards to reduce future income taxes. As the Company has had cumulative losses and there is no assurance of future taxable income, valuation allowances have been recorded to fully offset the deferred tax asset at June 30, 2011 and 2010.

COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 12.  COMMITMENTS AND CONTINGENCIES

Mining Permits

Both mineral exploration and extraction require permits from various foreign, federal, state, provincial and local governmental authorities and are governed by laws and regulations, including those with respect to prospecting, mine development, mineral production, transport, export, taxation, labor standards, occupational health, waste disposal, toxic substances, land use, environmental protection, mine safety and other matters. There can be no assurance that we will be able to obtain or maintain any of the permits required for the continued exploration of our mineral properties or for the construction and operation of a mine on our properties at economically viable costs.

In Chile, lithium is not exploitable via regular mining concessions. The Chilean Mining Code (“CMC”) establishes the reserve of lithium to the State of Chile and expressly provides that the exploration or exploitation of “non-concessible” substances (including lithium) can be performed only directly by the State of Chile, or its companies, or by means of administrative concessions or special operation contracts, fulfilling the requirements and conditions set forth by the President of the Republic of Chile for each case. Currently neither the Company nor its subsidiaries have sufficient authority (or permits) to explore and exploit lithium in Chile. However, the government of Chile has announced its intention to increase the exploitation of lithium in Chile, and it may seek to amend the law to allow exploitation by private enterprises. However, the approval of a two-thirds majority of the Chilean Congress will be required to amend the existing law, and there can be no assurance that the government will be successful in these efforts (due to political and other considerations). Alternatively, the government may begin granting operating contracts to private companies such as Li3 Energy. The failure of the government to allow private exploitation of lithium within our development horizon for Maricunga would have a material adverse effect on our prospects. Unlike exploitation permitting, exploration permitting is not mineral specific in Chile. Accordingly, there can be no assurance that we will be able to obtain the permits necessary to exploit any minerals that our exploration activities discover.

There has been a recent trend in Argentina, at the National and Provincial levels, of seeking to limit and/or to restrict certain mining activities within the territory of certain Provinces. The Province of Jujuy, which is adjacent to the Province of Salta, where the Noto Properties are located, issued in March 2011 a Decree declaring lithium reserves as strategic natural resources for the Province, subjecting lithium exploration and exploitation projects to the evaluation of an Experts Committee, and the subsequent approval of different government bodies and the favorable recommendation of the Experts Committee. There can be no assurance that similar regulations won’t be issued in the Province of Salta.

In October 2010, the National Law No. 26,639, "Regime of Minimum Principles for the Preservation of Glaciers and Periglacial Environment" (the "Glaciers Law"), was promulgated. The Glaciers Law is aimed at the protection and preservation of glaciers and the periglacial environment. The Glaciers Law regulates, limits and in certain cases bans, certain activities developed on glacial and periglacial areas. Depending on how the Glaciers Law is interpreted – and, specifically, the definition of the term “periglacial” – this regulation could have a negative effect on the potential activities to be conducted on the Noto Properties.

We believe that we are in compliance with all material laws and regulations that currently apply to our activities but there can be no assurance that we can continue to remain in compliance. Current laws and regulations could be amended and we might not be able to comply with them, as amended. Further, there can be no assurance that we will be able to obtain or maintain all permits necessary for our future operations, or that we will be able to obtain them on reasonable terms. To the extent such approvals are required and are not obtained, we may be delayed or prohibited from proceeding with planned exploration or development of our mineral properties.

Non-Binding Agreement-Mining Properties

On November 30, 2011, the Company entered into a non-binding agreement (“Non-Binding Agreement”) with three companies (collectively, the “M2 Sellers”) with mining concessions with respect to an aggregate of 1,506 hectares in Chile (the “Chilean Prospect”) located near the Company’s Maricunga property. Pursuant to the Non-Binding Agreement, the Company made a one-time nonrefundable payment (the “M2 Deposit”) of $250,000 on January 5, 2012. The M2 Deposit provides the Company with 60 days to perform due diligence procedures to determine whether or not to proceed with negotiating definitive agreements with the M2 Sellers regarding the Chilean Prospect.

The Non-Binding Agreement contemplates that, in exchange for the stock of the M2 Sellers, the Company will make staged payments in cash and/or common stock of approximately $10 million (including the M2 Deposit) and an additional 45,000,000 shares of Company common stock. However, until such time, if ever, that a definitive agreement is entered into with respect to the Chilean Prospect, the Company cannot be certain what consideration the Company may be required to pay therefor.

2011 Offering – Registration Rights Penalties

On March 22, 2011, the Board of Directors approved a private placement offering (the “2011 Offering”) to investors of up to $10,000,000 worth of units of securities at an offering price of $0.27 per unit (“G Unit”). Each G Unit consisted of (i) one share of our common stock, par value $0.001 per share, and (ii) a warrant to purchase one-half of a share of common stock, at an exercise price of $0.40 per whole share (“G Warrant”, or “2011 Unit Offering warrant”). The G Warrants are exercisable for a period of three years. On April 7, April 13, May 3, May 6, and May 19, 2011, the Company held closings of the 2011 Offering with respect to an aggregate of 23,920,071 units of its securities, for aggregate gross proceeds of approximately $6,458,189 ($5,720,918 net after offering expenses and placement agent fees). The Company also issued to placement agents and finders warrants to purchase an aggregate of 1,913,606 shares of common stock at an exercise price of $0.27 per share and exercisable for a period of three years.

Pursuant to a registration rights agreement for the 2011 Offering, we agreed to file a registration statement with the Securities and Exchange Commission within 75 days after the closing date to register the shares of common stock and the shares of common stock underlying the G warrants under the Securities Act of 1933, as amended, and to use our best efforts to cause such registration statement to become effective within 150 days after the filing date, all at our own expense. Pursuant to the registration rights agreement, in the event the Company does not meet these deadlines, we have agreed to pay the investors monetary penalties of 2% of their investment per month until such failures are cured (up to an aggregate maximum penalty of 10%, or $645,819). The Company was required to file the registration statement by June 21, 2011, however the registration statement was not filed until July 1, 2011, and the Company recorded a monetary penalties accrual of $38,750, which has not yet been paid as of December 31, 2011. The Company was required to cause the registration statement to become effective by November 28, 2011, however the registration statement was not effective as of December 31, 2011, and the Company recorded a monetary penalties accrual of $142,000, which has not yet been paid as of December 31, 2011. Although the Company intends to seek a waiver for these monetary penalties, there is no assurance the Company will be successful in obtaining a waiver.

Alfredo

During fiscal year 2011, the Company acquired an option to acquire a mine in Chile (“Alfredo Mine”) from a third party (“Alfredo Sellers”) which further required the Company to make periodic option payments to maintain the Company’s option rights to acquire the Alfredo Mine.  This option terminated during fiscal year 2011.  Subsequent to the termination of the Company’s option rights, the Company entered into an additional agreement with the Alfredo Sellers (“SPA Amendment”).

Pursuant to the SPA Amendment, if and when the following milestones (“Milestones”) are achieved with respect to the Alfredo Mine or any other Li3 Energy Chilean iodine nitrate property, the Company will make the following additional payments (“Contingent Payments”) to the Alfredo Sellers:

a)	$1,000,000 upon the Board of Directors’ resolution to commence final engineering and design of the Alfredo Mine or any other Li3 Energy Chilean iodine nitrate property;
b)	A further $2,000,000 upon the Board of Directors’ resolution to commence construction of the Alfredo Mine or any other Li3 Energy Chilean iodine nitrate property;
c)	A further $2,500,000 upon commencement of commercial production from the Alfredo Mine (meaning production at a rate of 75% of design capacity for 3 months) or any other Li3 Energy Chilean iodine nitrate property;

In the event a Contingent Payment for any milestone is paid for any iodine nitrate property (including the Alfredo Mine), no Contingent Payment for the same milestone will be payable for any other Chilean iodine nitrate property. The Alfredo Sellers have the right to take any or all of the above milestone payments in shares of the Company’s common stock instead of cash, valued at the greater of (i) $0.25 per share or (ii) the average of the closing price of the common stock on the 30 trading days immediately preceding the relevant payment date. The Company is under no obligation to achieve or pursue any of the milestones and the Company currently does not own, or have any rights, to the Alfredo Mine or any other Chilean iodine nitrate properties.

We have not undertaken any exploration and development activities on the Alfredo Mine. As of the date of this filing, we are not in discussions with the owners of Alfredo to reacquire the option to purchase the Alfredo Mine.

Nevada

Under the CSV, LM and MW Option Agreement, as amended, the Company is obligated to pay amounts totaling $75,000 contingent upon future events which had not occurred as of December 31, 2011.

Under the BSV Option Agreement, as amended, the Company was required to pay to GeoXplor $100,000 on June 30, 2010, which the Company has not paid. The $100,000 owed to GeoXplor is recorded in accrued expenses as of December 31, 2011 and June 30, 2011. During the year ended June 30, 2011, the Company became obligated to pay approximately $57,000 of claim maintenance fees on the Nevada Claims and approximately $32,600 of Nevada state taxes, which is recorded in accrued expenses as of December 31, 2011 and June 30, 2011. At December 31, 2011 and June 30, 2011, the Company has recorded $189,600 in accrued liabilities for these obligations.

Employment Agreement

During December 2011, the Company entered into a one year employment agreement with a new Vice President of Finance (the “VP of Finance”) which shall begin on January 1, 2012. Pursuant to the agreement, the VP of Finance will receive a salary of $185,000 per year, and a $40,000 bonus.

In addition, the employment agreement requires that we grant the VP of Finance 250,000 shares of restricted common stock which will vest over 3 years. The value of the issuable shares was determined based on the $0.067 closing price of the common stock on the measurement date, and totaled $16,750. The Company will record stock compensation expense for this restricted stock over the 3-year service period which begins on January 1, 2012.

The employment agreement also requires that we grant the VP of Finance 250,000 stock options which will vest over 18 months and shall be exercisable at $0.40 per share. The Company will record stock compensation expense for these stock options of $12,857 over the 18-month vesting period which begins on January 1, 2012.

NOTE 13.  COMMITMENTS AND CONTINGENCIES

Nevada

Under the CSV, LM and MW Option Agreement, as amended, the Company is obligated to pay amounts totaling $75,000 contingent upon future events which had not occurred as of June 30, 2011.

Under the BSV Option Agreement, as amended, the Company was required to pay to GeoXplor $100,000 on June 30, 2010, which the Company has not paid.  The $100,000 owed to GeoXplor is recorded in accrued expenses as of June 30, 2011.  During the year ended June 30, 2011, the Company became obligated to pay approximately $57,000 of claim maintenance fees on the Nevada Claims and approximately $32,600 of Nevada state taxes, which is recorded in accrued expenses as of June 30, 2011.  At June 30, 2011 and 2010, the Company has recorded $189,600 and $100,000 in accrued liabilities, respectively.

Operating leases

Rental expense for facilities operating leases was $43,662 and $15,708, in fiscal years 2011, and 2010, respectively. Future minimum rental commitments under long-term noncancellable facilities operating leases in place as of June 30, 2011 are as follows (in thousands):

Year Ending June 30,

2012	$43
2013	43
2014	43

Total	$129

SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 13. SUBSEQUENT EVENTS

New World Resource Corp.

On January 19, 2012, the Company entered into a non-binding agreement (the “NW LOI”) whereby the Company would acquire certain options (the “New World Options”) held by New World Resource Corp., with respect to a the Pastos Grandes lithium brine project in the Sud Lipez province within the Department of Potosi, Bolivia (the “Pastos Project”), as well as certain other assets.

The NW LOI contemplates a purchase price for the New World Option and other assets consisting of equity representing 22.5% of the Company after completion of such transaction.

The Company has agreed to advance $150,000 to fund a required payment under the New World Options that will come due in February 2012. However, in the event the Company and New World Resource Corp. terminate the proposed transaction, or if the transaction does not close pursuant to the timeline agreed to by both parties, New World Resource Corp. shall reimburse the Company the full amount of such advance.

R3 Fusion

On January 13, 2012, the Company entered into an Agreement, dated as of January 12, 2012 (the “R3 Agreement”), with R3 Fusion, Inc. (“R3”) to apply R3’s intensified evaporative technology (“SPaCeR™”) in processing brine from the Company’s properties. Pursuant to the R3 Agreement, R3 will provide the Company with a demonstration plant consisting of two units having a design flow capacity of at least 1.6 liters per second each, and on-site training. The Company will pay R3 equipment use fees of $37,500 per month for the first twelve months following successful installation and commissioning of the system, and, if the Company elects to keep the equipment on site thereafter, $12,500 per month for up to an additional thirty-six months. The R3 Agreement requires the Company to make a $100,000 deposit (the “R3 Deposit”) which R3 Deposit shall be refunded upon the Company’s return of the equipment after twelve months of use. The R3 Agreement also provides that the Company will be given the exclusive license (the “Exclusive Rights”) to exploit R3’s SPaCeR™ technology throughout the world for the processing of lithium-containing brine for so long as the Company is using such systems in the processing of brine at its facilities in South America. The Agreement provides that the Company and R3 shall negotiate the terms and conditions of such license in good faith within sixty days of the execution of the R3 Agreement.

The R3 Agreement provides that R3 shall develop and deliver to the Company a proposal to deliver up to sixty-five additional SPaCeR™ systems as soon as practical following successful demonstration of the SPaCeR™ at the Company’s property.

The Company may elect to terminate the agreement at any time after June 30, 2012; provided that if the Company does so prior to January 12, 2013, it will forfeit its Exclusive Rights and $50,000 of the R3 Deposit.

NOTE 14. SUBSEQUENT EVENTS

POSCO

On August 24, 2011, we entered into a Securities Purchase Agreement (the “SPA”) and an Investor Rights Agreement (the “IRA”) with POSCO Canada Ltd. (“POSCAN”), a wholly owned subsidiary of POSCO ( a Korean company), (together, the “POSCAN Agreements”), pursuant to which on September 14, 2011, POSCAN purchased 38,095,300 Units for $0.21 per Unit or $8,000,013, with each “Unit” consisting of one share of our common stock and a three-year warrant to purchase one share of our common stock at an exercise price of $0.40 per share.

POSCAN has committed to purchase an additional 47,619,000 Units at the same $0.21 price per Unit (for an aggregate additional purchase price of approximately $10 million) upon satisfaction of certain conditions, including:  (i) completion of an updated Measured and Indicated Resource Report prepared in compliance with Canadian National Instrument (“NI”) 43-101 standards that concludes that our Maricunga property meets certain technical requirements and that proceeding to the feasibility study phase for the Maricunga project is warranted; (ii) completion of a work program agreed to by us and POSCAN; and (iii) having the necessary permits and approvals in place for building and operating a brine test facility on the Maricunga property.  The SPA provides that we are to use the proceeds from such investments exclusively for activities related to the development of the Maricunga project, pursuant to budgets mutually agreeable to us and POSCAN.

The SPA includes provisions for POSCAN to purchase brine from the Maricunga property and test it at POSCAN’s test facility in Korea.  In addition, the SPA provides that we and POSCAN will discuss and evaluate the development, financing and construction of a brine testing facility on the Maricunga property, and that if such facility is built, we would (i) supply the test facility with brine and other materials and utilities and (ii) assist POSCAN in obtaining any rights, licenses and permits required to build and operate such facility.

The securities purchased by POSCAN will be restricted and may not be sold (subject to customary exceptions) until the earlier of nine months from their issuance or November 20, 2012.  Pursuant to the IRA, we have granted POSCAN the right to demand registration of the common stock included in the Units, and issuable upon exercise of the warrants included in the Units, commencing 12 months after the date of issuance of the Units and ending five years after the date of the IRA.  Our obligation to register any such shares shall terminate once they may be sold without registration in any 30 day period pursuant to Rule 144 under the Securities Act.  Upon a registration demand made by POSCAN pursuant to the IRA, we must file a registration statement covering the shares within 75 calendar days of such demand, and use our best efforts to have it declared effective within 120 calendar days of filing.  If we do not meet these deadlines, we must pay liquidated damages of 2% of the purchase price of the securities per month until such failures are cured (up to an aggregate maximum of 10%).  POSCAN will also have “piggy-back” registration rights with respect to such shares.

The IRA provides that we will appoint a director nominated by POSCAN to our Board of Directors, and will continue to nominate a POSCAN-designee at each annual meeting for as long as POSCAN owns not less than 10% of the issued and outstanding shares of our common stock.  So long as POSCAN holds any shares of our common stock (subject to customary exceptions), we shall not issue any new securities to any person unless we have also offered to POSCAN the right to purchase its pro rata share of such securities on the same terms and conditions as are offered, as to maintain its then percentage interest in our outstanding capital.  The IRA also provides that, until the earlier of (i) POSCAN owning less than 10% of our issued and outstanding common stock and (ii) our aggregate market capitalization exceeding $250 million, we may not undertake certain actions without the approval of POSCAN (which approval may be evidenced by the affirmative vote or consent of POSCAN’s director nominee), including:  a liquidation, merger or reorganization; a sale of all or substantially all of our assets; incurring indebtedness in excess of $1,000,000 (subject to certain exceptions); create or take any action that results in our holding the capital stock of any subsidiary that is not wholly owned (with certain exceptions); transfer or license our proprietary technology to a third party; substantially change the scope of our business; or amend or waive any non-competition or non-solicitation provision applicable to our Chief Executive Officer or Chief Operating Officer.

POSCO (with its subsidiaries) is a diversified company, with operations in energy, chemicals and materials and is one of the largest steel manufacturers in the world.   There can be no assurance that any final agreement will be reached with POSCAN with respect to a pilot plant, a commercial plant, any further investment by POSCAN, any purchase by POSCAN of our production, or otherwise.

Employment Agreement

We have entered into an Employment Services Agreement with our Chief Executive Officer, Mr. Luis Saenz, effective as of August 24, 2011.  Under the Employment Services Agreement, Mr. Saenz will devote his full-time efforts to us, and we will pay Mr. Saenz such base salary as may be determined by our Board of Directors.  The Employment Services Agreement has an initial term of one year and is automatically renewed for successive one-year terms unless either party delivers timely notice of its intention not to renew.  We may also pay Mr. Saenz an annual bonus at such time and in such amount as may be determined by our Board of Directors in its sole discretion.

Mr. Saenz’s employment by us remains “at-will” and terminable at any time for any reason or for no reason.  If Mr. Saenz’s employment is terminated by us without Cause, we must continue to pay him any base salary at the rate then in effect for a period of 18 months.  If Mr. Saenz terminates the Employment Services Agreement for Good Reason, or in the event of a termination of employment due to a permanent disability, we will continue to pay him any base salary at the rate then in effect for a period of 18 months.

For the duration of the employment period and, unless we terminate Mr. Saenz’s employment without Cause, for a period of 18 months thereafter, Mr. Saenz has agreed not to directly or indirectly compete with any business engaged in by us or proposed to be engaged in by us during the period of his employment anywhere within the countries in which we are then operating.

Convertible Debt Extension

We have entered into an Amendment and Waiver Agreement with the holders of our zero-coupon bridge notes, dated as of August 25, 2011 (the “Waiver Agreement”).  Pursuant to the Waiver Agreement, effective upon the closing of POSCAN’s initial $8 million investment under the SPA, the zero-coupon bridge notes will be due on June 30, 2012, and we will not be required to make any prepayment out of the proceeds of the SPA.  The Waiver Agreement does not alter the principal amount of the zero-coupon bridge notes, however it provides that such notes will accrue interest at a rate of 15% per annum from February 2, 2012, until June 30, 2012.  The Waiver Agreement also reduces the conversion price of the $1.5 million zero-coupon bridge notes to $0.12 per share (12,500,000 shares).  In connection with the Waiver Agreement, we have agreed to pay an arranger a cash fee of $30,000.

The Company analyzed the transaction based on ASC 470 and concluded that the amendment resulted in a substantial modification of terms of the debt. Accordingly, the Company will recognize the amendment as an extinguishment of debt which provides that the fair value of the new debt agreement will be compared with the carrying value of the existing debt and a gain or loss on extinguishment be recognized.  The Company estimates the loss on extinguishment in the range of $1.5 to $2.0 million.

As a consequence of the extinguishment, the post modification debt will be recorded at its fair value and the resulting premium will be amortized as interest income over the term of the debentures.

 Exercise of warrants

In August and September 2011, an investor exercised 4,000,000 warrants with a $0.05 exercise price for cash of $200,000.

Adjustment of warrant exercise price and shares

As a result of the shares issued to POSCAN subsequent to year-end and the convertible debt extension, and the exercise of warrants, the exercise prices and number of shares issuable upon exercise of certain warrants were adjusted.  The weighted average exercise price of warrants outstanding at June 30, 2011 was reduced to $0.34 per share and an additional 1,188,848 warrants were issued pursuant to anti-dilution provisions.

Centurion Private Equity, LLC Investment agreement termination

On September 14, 2011, we delivered a Notice of Termination to the Investor to terminate the Investment Agreement.